Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Entity Information
Entity Registrant Name	Navios Maritime Holdings Inc.
Trading Symbol	NM
Entity Central Index Key	0001333172
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	103,330,707

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 271,097	$ 257,868
Restricted cash	6,011	24,704
Accounts receivable, net	82,902	85,721
Due from affiliate companies	18,589	50,837
Inventories	40,049	31,555
Prepaid expenses and other current assets	50,273	19,882
Total current assets	468,921	470,567
Vessels, port terminals and other fixed assets, net	1,721,979	1,746,493
Other long term assets	65,153	64,457
Long-term receivable from affiliate companies	35,290	57,701
Loan receivable from affiliate company	0	35,000
Investments in affiliates	303,103	197,291
Investments in available-for-sale-securities	17,474	559
Intangibles assets other than goodwill	201,435	209,058
Goodwill	160,336	160,336
Total non-current assets	2,504,770	2,470,895
Total assets	2,973,691	2,941,462
Current liabilities
Accounts payable	83,943	63,921
Accrued expenses and other liabilities	73,430	75,681
Deferred income and cash received in advance	8,290	15,326
Current portion of capital lease obligations	1,376	1,353
Current portion of long-term debt	14,255	33,095
Total current liabilities	181,294	189,376
Senior and ship mortgage notes, net of discount and including premium	1,127,714	1,034,141
Long-term debt, net of current portion	276,759	290,976
Capital lease obligations, net of current portion	23,074	23,759
Unfavorable lease terms	29,540	32,006
Other long-term liabilities and deferred income	32,118	29,643
Deferred tax liability	14,687	18,522
Total non-current liabilities	1,503,892	1,429,047
Total liabilities	1,685,186	1,618,423
Commitments and contingencies	0	0
Stockholders' equity
Preferred stock - $0.0001 par value, authorized 1,000,000 shares, 8,479 issued and outstanding as of June 30, 2013 and December 31, 2012.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, issued and outstanding 103,330,707 and 103,255,409 as of June 30, 2013 and December 31, 2012, respectively.	10	10
Additional paid-in capital	549,025	547,377
Accumulated other comprehensive loss	(1,358)	(558)
Retained earnings	620,306	659,547
Total Navios Holdings' stockholders' equity	1,167,983	1,206,376
Noncontrolling interest	120,522	116,663
Total stockholders' equity	1,288,505	1,323,039
Total liabilities and stockholders' equity	$ 2,973,691	$ 2,941,462

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	8,479	8,479
Preferred stock shares outstanding	8,479	8,479
Common stock shares authorized	250,000,000	250,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	103,330,707	103,255,409
Common stock shares outstanding	103,330,707	103,255,409

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 125,572	$ 172,079	$ 259,409	$ 324,093
Time charter, voyage and logistics business expenses	(65,632)	(73,215)	(135,640)	(134,932)
Direct vessel expenses	(26,444)	(33,042)	(54,139)	(59,050)
General and administrative expenses	(9,873)	(12,473)	(18,835)	(25,026)
Depreciation and amortization	(24,233)	(25,872)	(48,556)	(51,706)
Interest income/(expense) and finance cost, net	(27,372)	(25,306)	(52,730)	(50,546)
Loss on derivatives	(87)	(76)	(260)	(202)
Gain on sale of assets	18	323	18	323
Other income/(expense), net	9,865	(2,854)	6,734	(4,221)
Loss before equity in net earnings of affiliated companies	(18,186)	(436)	(43,999)	(1,267)
Equity in net earnings of affiliated companies	4,127	8,058	18,250	16,633
(Loss)/income before taxes	(14,059)	7,622	(25,749)	15,366
Income tax (expense)/benefit	(128)	(1,449)	3,572	(595)
Net (loss)/income	(14,187)	6,173	(22,177)	14,771
Less: Net income attributable to the noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Net (loss)/income attributable to Navios Holdings common stockholders	(15,881)	5,285	(26,036)	14,744
(Loss)/income attributable to Navios Holdings common stockholders, basic	(16,304)	4,862	(26,877)	13,894
(Loss)/income attributable to Navios Holdings common stockholders, diluted	(16,304)	5,285	(26,877)	14,744
Basic (loss)/earnings per share attributable to Navios Holdings common stockholders	$ (0.16)	$ 0.05	$ (0.26)	$ 0.14
Weighted average number of shares, basic	101,783,378	101,205,545	101,771,451	101,198,855
Diluted (loss)/earnings per share attributable to Navios Holdings common stockholders	$ (0.16)	$ 0.05	$ (0.26)	$ 0.13
Weighted average number of shares, diluted	101,783,378	110,993,160	101,771,451	111,014,906
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(1,035)	(333)	(800)	(422)
Reclassification to investments in affiliates	0	0	0	(6,158)
Total other comprehensive loss	(1,035)	(333)	(800)	(6,580)
Total comprehensive (loss)/income	(15,222)	5,840	(22,977)	8,191
Comprehensive income attributable to noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (16,916)	$ 4,952	$ (26,836)	$ 8,164

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES:
Net (loss)/income	$ (22,177)	$ 14,771
Adjustments to reconcile net income to net cash provided by operating activities:
Non-cash adjustments	59,292	68,345
Decrease/(increase) in operating assets	22,083	(52,750)
(Decrease)/increase in operating liabilities	(9,578)	13,886
Payments for drydock and special survey costs	(8,269)	(6,609)
Net cash provided by operating activities	41,351	37,643
INVESTING ACTIVITIES:
Acquisition of investments in affiliates	(111,495)	(1,472)
Acquisition of vessels	0	(38,357)
Acquisition of intangible assets	(2,092)	0
Loan repayment from affiliate company	35,000	5,000
Decrease/(increase) in long term receivable from affiliate companies	4,453	(1,906)
Proceeds from sale of assets	0	59,500
Purchase of property, equipment and other fixed assets	(16,127)	(8,535)
Net cash (used in)/provided by investing activities	(90,261)	14,230
FINANCING ACTIVITIES:
Proceeds from long-term loans, net of deferred finance fees	0	50,759
Repayment of long-term debt and payment of principal	(33,058)	(92,232)
Proceeds from issuance of senior notes including premium, net of debt issuance costs	90,284	0
Dividends paid	(13,205)	(13,141)
Issuance of common stock	279	93
Payments of obligations under capital leases	(662)	(851)
Decrease in restricted cash	18,501	1,498
Net cash provided by/(used in) financing activities	62,139	(53,874)
Increase/(decrease) in cash and cash equivalents	13,229	(2,001)
Cash and cash equivalents, beginning of period	257,868	171,096
Cash and cash equivalents, end of period	271,097	169,095
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	53,485	48,971
Cash paid for income taxes	774	745
Non-cash investing and financing activities
Due from Navios Partners for the sale of Navios Buena Ventura in June 2012	0	8,000
Reclassification of investments in available for sale securities to investments in affiliates	0	82,572
Reclassification of accumulated other comprehensive income to investments in affiliates	0	6,158
Dividends declared but not paid	0	6,146
Investments in available for sale securities	17,715	232
Purchase of property and equipment	0	487
Capitalized deferred financing costs into vessel cost	0	135
Revaluation of vessels due to restructuring of capital lease obligations	0	4,590
Decrease in capital lease obligations due to restructuring	$ 0	$ (4,590)

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Preferred Stock	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Total Navios Holdings' Stockholders' Equity USD ($)	Noncontrolling Interest USD ($)
Balance, value at Dec. 31, 2011	$ 1,175,692		$ 10	$ 542,582	$ 510,348	$ 6,166	$ 1,059,106	$ 116,586
Balance, shares at Dec. 31, 2011		8,479	102,409,364
Net (loss)/income	14,771				14,744		14,744	27
Total other comprehensive loss	(6,580)					(6,580)	(6,580)
Stock-based compensation expenses, value	2,511			2,511			2,511
Stock-based compensation expenses, shares			29,251
Cancellation of shares			(4,300)
Dividends declared/ paid	(13,138)				(13,138)		(13,138)
Balance, value at Jun. 30, 2012	1,173,256		10	545,093	511,954	(414)	1,056,643	116,613
Balance, shares at Jun. 30, 2012		8,479	102,434,315
Balance, value at Dec. 31, 2012	1,323,039		10	547,377	659,547	(558)	1,206,376	116,663
Balance, shares at Dec. 31, 2012		8,479	103,255,409
Net (loss)/income	(22,177)				(26,036)		(26,036)	3,859
Total other comprehensive loss	(800)					(800)	(800)
Stock-based compensation expenses, value	1,648			1,648			1,648
Stock-based compensation expenses, shares			87,750
Cancellation of shares			(12,452)
Dividends declared/ paid	(13,205)				(13,205)		(13,205)
Balance, value at Jun. 30, 2013	$ 1,288,505		$ 10	$ 549,025	$ 620,306	$ (1,358)	$ 1,167,983	$ 120,522
Balance, shares at Jun. 30, 2013		8,479	103,330,707

DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2013
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1: DESCRIPTION OF BUSINESS
On August 25, 2005, Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) was acquired by International Shipping Enterprises, Inc. (“ISE”) through the purchase of all of the outstanding shares of common stock of Navios Holdings. As a result of this acquisition, Navios Holdings became a wholly owned subsidiary of ISE. In addition, on August 25, 2005, simultaneously with the acquisition of Navios Holdings, ISE effected a reincorporation from the State of Delaware to the Republic of the Marshall Islands through a downstream merger with and into its newly acquired wholly owned subsidiary, whose name was and continues to be Navios Maritime Holdings Inc.
Navios Holdings is a global, vertically integrated seaborne shipping and logistics company focused on the transport and transshipment of drybulk commodities, including iron ore, coal and grain.
Navios South American Logistics Inc. (“Navios Logistics”), a consolidated subsidiary of the Company, is one of the largest logistics companies in the Hidrovia region of South America, serving the storage and marine transportation needs of its customers through two port storage and transfer facilities, one for grain commodities and the other for refined petroleum products, and a diverse fleet consisting of vessels, barges and pushboats. Navios Holdings currently owns 63.8% of Navios Logistics.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)
Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings' consolidated financial positions, statement of stockholders' equity, statements of comprehensive income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S.GAAP”) for complete financial statements. The December 31, 2012 balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Holdings' 2012 annual report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

(b)
Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned.
Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods during which such entities were affiliates of Navios Holdings: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2013 was 23.4%, which includes a 2% general partner interest); (ii) Navios Acquisition and its subsidiaries (ownership interest as of June 30, 2013 was 51.6%) and (iii) Acropolis Chartering and Shipping Inc. (ownership interest as of June 30, 2013 was 50%).

(c)
Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the carrying value of investments in affiliates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, pension benefits, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(d)
Vessel, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations or asset acquisitions are recorded at fair value on the date of acquisition. Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.

Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, port terminals, tanker vessels, barges, push boats and other fixed assets, after considering the estimated residual value.

Annual depreciation rates used, which approximate the useful life of the assets are:

Vessels 25 years
Port facilities and transfer station 3 to 40 years
Tanker vessels, barges and push boats 15 to 44 years
Furniture, fixtures and equipment 3 to 10 years
Computer equipment and software 5 years
Leasehold improvements shorter of lease term or 6 years

Management estimates the residual values of our dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight tons (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Up to December 31, 2012, management estimated the residual values of its vessels based on a scrap rate of $285 per LWT. Effective January 1, 2013, following management's reassessment after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company's vessels, the estimated scrap value per LWT was increased to $340. This change in accounting estimates did not materially affect the statements of income and the loss per share of the Company in the three month period and six month period ended June 30, 2013.
Management estimates the useful life of its vessels to be 25 years from the vessel's original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

(e)	Income taxes:
The Company is a Marshall Islands corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and United States of America. The tax expense reflected in the Company's condensed consolidated financial statements was mainly attributable to Navios Logistics' subsidiaries in South America, which are subject to income taxes in some of the countries in which they operate, mainly Argentina, Brazil and Paraguay. Navios Logistics' operations in Uruguay and Panama are exempt from income taxes. As per the tax laws of the countries in which Navios Logistics operates that are subject to income taxes, the provisions for income taxes have been computed on a separate return basis (i.e., Navios Logistics does not prepare a consolidated income tax return). All income tax payments are made by the subsidiaries as required by the respective tax laws.
During the six month period ended June 30, 2013, Navios Logistics decided to merge certain subsidiaries in Paraguay. As a result of the expected merger, Navios Logistics will distribute specifically identified earnings, which will be offset by retained net losses of $43,475. Navios Logistics' decision to merge the subsidiaries resulted in a one-off income tax benefit in deferred income tax of $4,278. The 2013 estimated annual tax rate that is applied to ordinary income of the Paraguayan subsidiaries is 10%.

(f)	Recent Accounting Pronouncements:
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
        In February 2013, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional disclosures for other comprehensive income. The amended standards require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption of the new standard did not have impact on Navios Holdings' condensed consolidated financial statements.

 .

VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS	6 Months Ended
Jun. 30, 2013
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS
NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS

Vessels, Port Terminals and Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$2,087,441	$(340,948)	$1,746,493
Additions	16,795	(41,309)	(24,514)
Write-off	(22)	22	—
Balance June 30, 2013	$2,104,214	$(382,235)	$1,721,979

For the six months ended June 30, 2013, the additions to the cost of vessels, port terminals and other fixed assets relate mainly to Navios Logistics for (i) $10,138 for the construction in progress of a new conveyor belt in Navios Logistics' dry port facility in Nueva Palmira, Uruguay, which is expected to be completed in the third quarter of 2013; and (ii) $3,257 for the construction of four new tank barges, the first two of which were delivered in the second half of 2012, and two that were delivered in the first half of 2013.
On June 26, 2013, Navios Logistics entered into an agreement for the acquisition of three pushboats for a total acquisition price of $20,150. The acquisition price is payable in installments within the next twelve months (see also Note 7).

INTANGIBLE ASSETS OTHER THAN GOODWILL	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 4: INTANGIBLE ASSETS OTHER THAN GOODWILL

	June 30, 2013	December 31, 2012
Intangible assets
Acquisition Cost (*) (**) (***)	$379,117	$380,805
Accumulated amortization	(177,682)	(171,747)
Total Intangible assets net book value	201,435	209,058
Unfavorable lease terms
Acquisition Cost (****)	(121,028)	(121,028)
Accumulated amortization	91,488	89,022
Unfavorable lease terms net book value	(29,540)	(32,006)
Total Intangibles net book value	$171,895	$177,052

(*)     As of June 30, 2013, intangible assets associated with favorable lease terms included an amount of $21,782 related to purchase options for the vessels.
(**)    On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Enresur”), a Uruguayan company, for a total consideration of $2,092. Enersur, as a free zone direct user, holds the right to occupy approximately12 hectares of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port. Navios Logistics accounted for the acquisition as an asset acquisition and as a result, an intangible asset related to the contractual rights of $2,092 was recorded under port terminals operating rights.
(***)   During the six months ended June 30, 2013, acquisition costs and accumulated amortization of $3,780 of fully amortized favorable lease terms were written off.
(****)  As of June 30, 2013, the intangible liability associated with the unfavorable lease terms included an amount of $9,405 related to purchase options held by third parties.

Amortization expense, net for the three month periods ended June 30, 2013 and 2012 amounted to $3,639 and $4,463, respectively, and for the six month periods ended June 30, 2013 and 2012 amounted to $7,247 and $8,852, respectively.
The remaining aggregate amortization of acquired intangibles as of June 30, 2013 will be as follows:

Period
Year One	$14,532
Year Two	14,131
Year Three	15,139
Year Four	15,368
Year Five	7,404
Thereafter	92,944
Total	$159,518

.

BORROWINGS	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstact]
BORROWINGS

 NOTE 5: BORROWINGS
Borrowings, as of June 30, 2013 and December 31, 2012, consisted of the following:

Facility	June 30, 2013	December 31, 2012
Secured credit facilities	$290,447	$323,473
Senior notes due 2019	350,000	350,000
Ship mortgage notes	488,000	488,000
Logistics Senior notes	290,000	200,000
Navios Logistics other long-term loans	567	598
Total borrowings	1,419,014	1,362,071
Plus: unamortized premium	3,251	—
Less: unamortized discount	(3,537)	(3,859)
Less: current portion	(14,255)	(33,095)
Total long-term borrowings	$1,404,473	$1,325,117

Secured credit facilities
As of June 30, 2013, the Company had secured credit facilities with various banks with a total outstanding balance of $290,447. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. Dollars and bear interest based on LIBOR plus spread ranging from 1.75% to 3.60% per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from October 2014 to May 2022. See also maturity table included below.
During the first quarter of 2013, the company paid in advance an amount of $28,619 relating to scheduled repayment installments due in the period from April 1, 2013 to December 31, 2013.
Amounts drawn under the facilities are secured by first priority mortgages on Navios Holdings' vessels and other collateral.
The credit facilities require compliance with a number of financial and security value maintenance covenants, including: loan-to-value ratio covenants based on either charter-adjusted valuations or charter-free valuations, debt coverage ratios and minimum liquidity. One of the facilities also requires Angeliki Frangou, the Company's Chairman and Chief Executive Officer to beneficially own at a minimum 20% of the issued stock of the Company.
The credit facilities also contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times.
Additionally, the credit facilities require compliance with the covenants contained in the indenture governing the 2019 Notes (as defined below). It is an event of default under the credit facilities if such covenants are not complied with.
As of June 30, 2013, the Company was in compliance with all of the covenants under each of its credit facilities.
Senior Notes due 2019
On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “2019 Co -Issuers”) issued $350,000 in senior notes due on February 15, 2019 at a fixed rate of 8.125% (the “2019 Notes”). The 2019 Notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios South American Logistics Inc. and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2019 Notes. The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2019 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2019 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the 2019 Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The 2019 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of June 30, 2013.
Ship Mortgage Notes
In November 2009, the Company and its wholly owned subsidiary, Navios Maritime Finance (US) Inc. (together, the “Mortgage Notes Co-Issuers”) issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875%. In July 2012, the Mortgage Notes Co-Issuers issued an additional $88,000 of the ship mortgage notes at par value.
The ship mortgage notes are senior obligations of the Mortgage Notes Co-Issuers and are secured by first priority ship mortgages on 17 vessels owned by certain subsidiary guarantors and other related collateral securities. The ship mortgage notes are fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. In addition, the Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015.
Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount. Pursuant to the terms of a registration rights agreement, as a result of satisfying certain conditions, the Mortgage Notes Co-Issuers and the guarantors are not obligated to file a registration statement that would have enabled the holders of ship mortgage notes to exchange the privately placed notes with publicly registered notes with identical terms. The ship mortgage notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the Mortgage Notes Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The Mortgage Notes Co-Issuers were in compliance with the covenants as of June 30, 2013.

Logistics Senior Notes
In April 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together the “Logistics Co-Issuers”) issued $200,000 in senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Existing Logistics Senior Notes”). In March 2013, the Logistics Co-Issuers issued an additional $90,000 of the senior notes due on April 15, 2019 (the “Additional Logistics Senior Notes”, together with the Existing Logistics Senior Notes, the “Logistics Senior Notes”) at a premium, with a price of 103.750%. The terms of the Additional Logistics Senior Notes issued in March 2013 are identical to the $200,000 Existing Logistics Senior Notes that were issued in April 2011.

The Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption.
In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Pursuant to a registration rights agreement, the Logistics Co-Issuers and the subsidiary guarantors filed a registration statement in respect of the Additional Logistics Senior Notes on April 10, 2013 that was declared effective on July 2, 2013. The exchange offer for the privately placed notes with publicly registered notes with identical terms was completed on August 5, 2013 with 100.0% of the privately placed notes tendered for exchange.
The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries. The Logistics Co-Issuers were in compliance with the covenants as of June 30, 2013.
Navios Logistics revolving credit facility
The availability of Navios Logistics' revolving credit facility dated March 20, 2012 with Cyprus Popular Bank Public Co. Ltd. was terminated following the agreement of the country of Cyprus in March 2013 to restructure and recapitalize its banks in connection with its rescue package from the European Commission, European Central Bank and International Monetary Fund.
The annual weighted average interest rates of the Company's total borrowings were 7.81% and 7.13% for the three month periods ended June 30, 2013 and 2012, respectively, and 7.81% and 7.10% for the six month periods ended June 30, 2013 and 2012, respectively.
The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of June 30, 2013, based on the repayment schedules of the respective loan facilities (as described above) and the outstanding amount due under the debt securities.

Payment due by period
June 30, 2014	$14,255
June 30, 2015	60,976
June 30, 2016	21,885
June 30, 2017	42,335
June 30, 2018	507,676
June 30, 2019 and thereafter	771,887
Total	$1,419,014

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DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 6: DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Forward Freight Agreements (FFAs)
Drybulk shipping FFAs generally have the following characteristics: they cover periods from one month to one year; they can be based on time charter rates or freight rates on specific quoted routes; they are executed between two parties and give rise to a certain degree of credit risk depending on the counterparties involved and they are settled monthly based on publicly quoted indices.
At June 30, 2013 and December 31, 2012, none of the “mark-to-market” positions of the open dry bulk FFA contracts qualified for hedge accounting treatment. Drybulk FFAs traded by the Company that do not qualify for hedge accounting are shown at fair value through the statement of comprehensive income.
The net losses from FFAs recorded in the statement of comprehensive income amounted to $87 and $76 for the three month periods ended June 30, 2013 and 2012, respectively, and $260 and $202 for the six month periods ended June 30, 2013 and 2012, respectively.
During each of the three month periods ended June 30, 2013 and 2012, the changes in net unrealized gains/(losses) on FFAs amounted to $88 and $(131), respectively, and during each of the six month periods ended June 30, 2013 and 2012, the changes in net unrealized losses on FFAs amounted to $69 and $252, respectively.

Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The carrying amount of the floating rate loans approximates their fair value. The 2019 Notes and ship mortgage notes are fixed rate borrowings and their fair value, which was determined based on quoted market prices, is indicated in the table below.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value as indicated in the table below.
Loan receivable from affiliate company: The carrying amount of the floating rate loan approximates its fair value.
Long-term receivable from affiliate companies: The carrying amount of the floating rate receivable approximates its fair value.
Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectable are written off and/or reserved.
Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximates their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.
Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to the statements of comprehensive income.
Forward freight agreements: The fair value of forward freight agreements is the estimated amount that the Company would receive or pay to terminate the agreement at the reporting date by obtaining quotes from brokers or exchanges.

The estimated fair values of the Company's financial instruments are as follows:

	June 30, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$271,097	$271,097	$257,868	$257,868
Restricted cash	$6,011	$6,011	$24,704	$24,704
Accounts receivable, net	$82,902	$82,902	$85,721	$85,721
Investments in available-for-sale-securities	$17,474	$17,474	$559	$559
Forward Freight Agreements, net	$—	$—	$1,275	$1,275
Loan receivable from affiliate company	$—	$—	$35,000	$35,000
Long-term receivable from affiliate companies	$35,290	$35,290	$57,701	$57,701
Accounts payable	$(83,943)	$(83,943)	$(63,921)	$(63,921)
Capital lease obligations, including current portion	$(24,450)	$(24,450)	$(25,112)	$(25,112)
Senior and ship mortgage notes including premium and net of discount	$(1,127,714)	$(1,153,428)	$(1,034,141)	$(973,940)
Long-term debt, including current portion	$(291,014)	$(291,014)	$(324,071)	$(324,071)

The following tables set forth our assets and liabilities that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of June 30, 2013
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available for sale securities	$17,474	$17,474	$—	—
Total	$17,474	$17,474	$—	$—

	Fair Value Measurements as of December 31, 2012
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,275	$1,275	$—	$—
Investments in available for sale securities	559	559	—	—
Total	$1,834	$1,834	$—	$—

 .

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2013 and December 31, 2012.

	Fair Value Measurements at June 30, 2013
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$271,097	$271,097	$—	$—
Restricted cash	$6,011	$6,011	$—	$—
Senior and ship mortgage notes including premium and net of discount	$(1,153,428)	$(1,153,428)	$—	$—
Capital lease obligations, including current portion(1)	$(24,450)	$—	$(24,450)	$—
Long-term debt, including current portion(1)	$(291,014)	$—	$(291,014)	$—
Long-term receivable from affiliate companies(2)	$35,290	$—	$35,290	$—

	Fair Value Measurements at December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$257,868	$257,868	$—	$—
Restricted cash	$24,704	$24,704	$—	$—
Senior and ship mortgage notes including premium and net of discount	$(973,940)	$(973,940)	$—	$—
Capital lease obligations, including current portion(1)	$(25,112)	$—	$(25,112)	$—
Long-term debt, including current portion(1)	$(324,071)	$—	$(324,071)	$—
Loan receivable from affiliate company(2)	$35,000	$—	$35,000	$—
Long-term receivable from affiliate companies(2)	$57,701	$—	$57,701	$—

(1)   The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

(2)   The fair value of the Company's loan receivable from affiliate company and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.

.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7: COMMITMENTS AND CONTINGENCIES
As of June 30, 2013, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (December 31, 2012: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.
In November 2012, the Company entered into an agreement with Navios Partners that provided Navios Partners with guarantees against counterparty default on certain existing charters (see also Note 8).
Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2014.
As of June 30, 2013, Navios Logistics was contingently liable for various claims and penalties to local tax authorities for a total of approximately $1,004 ($1,039 as of December 31, 2012), recorded in other long-term liabilities. According to the Horamar acquisition agreement, if such cases are brought against Navios Logistics, the amounts involved will be reimbursed by the previous shareholders, and, as such, Navios Logistics has recognized a receivable against such liability, which was reflected in other non-current assets. The contingencies are expected to be resolved in the next four years. In the opinion of management, the ultimate disposition of these matters is immaterial and will not adversely affect Navios Logistics' financial position, results of operations or liquidity.
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were issued. Management believes the ultimate disposition of these matters will be immaterial to the Company's financial position, results of operations or liquidity.
The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through April 2026. As of June 30, 2013, the Company's future minimum commitments, net of commissions under chartered-in vessels, barges and pushboats were as follows:

	Amounts in thousands of U.S. Dollars
	In Operation	To be delivered	Total
June 30, 2014	$94,308	$4,248	$98,556
June 30, 2015	61,975	7,728	69,703
June 30, 2016	53,199	14,000	67,199
June 30, 2017	49,320	20,276	69,596
June 30, 2018	46,512	20,276	66,788
June 30, 2019 and thereafter	121,863	117,516	239,379
Total	$427,177	$184,044	$611,221

As of June 30, 2013, Navios Logistics has obligations related its port expansion project, the acquisition of three pushboats and the acquisition of the chartered in fleet of $1,523, 20,150 and $12,813, respectively. The table below reflects the future payments for these commitments.

Amounts in thousands of U.S. Dollars
June 30, 2014	$26,976
June 30, 2015	3,690
June 30, 2016	3,820
Total	$34,486

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TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 8: TRANSACTIONS WITH RELATED PARTIES
Office rent: The Company has entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria and Emerald Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreements provide for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company's subsidiaries. The total annual lease payments are in the aggregate €927 (approximately $1,213) and the lease agreements expire in 2017 and 2019. These payments are subject to annual adjustments, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
Purchase of services: The Company utilizes Acropolis Chartering and Shipping Inc. (“Acropolis”), as a broker. Commissions paid to Acropolis for the three month periods ended June 30, 2013 and 2012 were $30 and $0, respectively, and for the six months periods ended June 30, 2013 and 2012 were $40 and $48, respectively. Included in the trade accounts payable at June 30, 2013 and December 31, 2012 was an amount of $75 and $115, respectively, which was due to Acropolis.
Vessels charter hire: In February 2012, the Company chartered in from Navios Partners the Navios Apollon. The term of this charter is approximately two years at a net daily rate of $12.5 per day for the first year and $13.5 net per day for the second year, plus 50/50 profit sharing based on actual earnings.
In May 2012, the Company chartered in from Navios Partners the Navios Prosperity. The term of this charter is approximately one year with two six-month extension options granted to the Company, at a net daily rate of $12.0 per day, plus profit sharing. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.
In September 2012, the Company chartered in from Navios Partners the Navios Libra. The term of this charter is approximately three years at a net daily rate of $12.0 per day, plus 50/50 profit sharing based on actual earnings.
In May 2013, the Company chartered in from Navios Partners the Navios Felicity. The term of this charter is approximately one year at a net daily rate of $12.0 per day, plus 50/50 profit sharing based on actual earnings.
In May 2013, the Company chartered in from Navios Partners the Navios Aldebaran. The term of this charter is approximately six months at a net daily rate of $11.0 per day, plus profit sharing. The owners will receive 100% of the first $2.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.
Total charter hire expense for all vessels for the three month periods ended June 30, 2013 and 2012 were $4,366 and $1,529, respectively, and for the six month periods ended June 30, 2013 and 2012 were $7,697 and $2,088, respectively, and were included in the statement of comprehensive income under “Time charter, voyage and logistics business expenses”.
Management fees: Navios Holdings provides commercial and technical management services to Navios Partners' vessels for a daily fixed fee. As of June 30, 2013, the daily fees are $4.7 per owned Ultra Handymax vessel, $4.6 per owned Panamax vessel and $5.7 per owned Capesize vessel until December 31, 2013. This daily fee covers all of the vessels' operating expenses, including the cost of drydock and special surveys. Total management fees for the three month periods ended June 30, 2013 and 2012 amounted to $8,585 and $7,322, respectively, and for the six month periods ended June 30, 2013 and 2012 amounted to $17,077 and $14,557, respectively.
Navios Holdings provides commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses will be fixed under this agreement for up to $300 per vessel and will be reimbursed at cost for VLCC vessels. Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 5, 2015, bearing interest of 1% over LIBOR. Navios Acquisition may, upon request, reimburse the manager partially or fully for any fixed management fees outstanding for a period of not more than nine months at a later date, but no later than December 31, 2014, bearing interest of 1% over LIBOR.  Total management fees for the three month periods ended June 30, 2013 and 2012 amounted to $15,826 and $11,102, respectively, and for the six month periods ended June 30, 2013 and 2012, amounted to $29,924 and $22,057, respectively.
Navios Partners Guarantee: In November 2012, the Company entered into an agreement with Navios Partners that provided Navios Partners with guarantees against counterparty default on certain existing charters (the “Navios Partners Guarantee”). The Navios Partners Guarantee provided Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. The Navios Partners Guarantee provides for a maximum possible payout of $20,000 by the Company to Navios Partners. Premiums that are calculated on the same basis as the restructured charter insurance are included in the management fee that is paid by Navios Partners to Navios Holdings pursuant to the management agreement. As of June 30, 2013, no claims had been submitted to Navios Holdings.
General & administrative expenses: Navios Holdings provides administrative services to Navios Partners. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2013 and 2012 amounted to $1,050 and $909, respectively, and for the six month periods ended June 30, 2013 and 2012 amounted to $2,100 and $1,809, respectively.

Navios Acquisition has entered into an administrative services agreement, expiring May 28, 2015, with Navios Holdings, pursuant to which Navios Holdings provides office space and certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2013 and 2012 amounted to $755 and $492, respectively, and for the six month periods ended June 30, 2013 and 2012 amounted to $1,414 and $976, respectively.
Navios Holdings has entered into an administrative services agreement with Navios Logistics for a term of five years, pursuant to which Navios Holdings will provide certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2013 and 2012 amounted to $190 and $150, respectively, and for the six month periods ended June 30, 2013 and 2012 amounted to $360 and $300, respectively. The general and administrative fees have been eliminated upon consolidation.
Balance due from affiliate: Balance due from affiliate as of June 30, 2013 amounted to $53,879 (December 31, 2012: $108,538) which included the current amounts due from Navios Partners and Navios Acquisition, which were $15,027 (December 31, 2012: $21,716) and $3,562 (December 31, 2012: $29,121), respectively, and the non current amount of $35,290 (December 31, 2012: $57,701) due from Navios Acquisition. The balances mainly consisted of management fees, administrative fees, drydocking and other expenses and other amounts payable.
Omnibus agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.
Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners. As of June 30, 2013 and December 31, 2012, the unamortized deferred gain for all vessels and rights sold totaled $24,388 and $28,459, respectively, and for the three months ended June 30, 2013 and 2012, Navios Holdings recognized $1,370 and $4,684, respectively, of the deferred gain in “Equity in net earnings of affiliated companies”. For the six months ended June 30, 2013 and 2012, Navios Holdings recognized $4,071 and $7,399, respectively, of the deferred gain in “Equity in net earnings of affiliated companies”.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings in 2010 which was amended in 2010 and 2011. The facility is available for multiple drawings up to a limit of $40,000, has a margin of LIBOR plus 300 basis points and matures in December 2014. As of June 30, 2013, the outstanding amount under this facility was $0 (December 31, 2012: $35,000, which was recorded under “Loan receivable from affiliate company”).

SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 9: SEGMENT INFORMATION
The Company currently has two reportable segments from which it derives its revenues: Drybulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Drybulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region.
The Company measures segment performance based on net income attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012	2013	2012
Revenue	$62,105	$98,787	$63,467	$73,292	$125,572	$172,079
Loss on derivatives	(87)	(76)	—	—	(87)	(76)
Interest income/expense and finance cost, net	(20,715)	(20,176)	(6,657)	(5,130)	(27,372)	(25,306)
Depreciation and amortization	(18,454)	(19,753)	(5,779)	(6,119)	(24,233)	(25,872)
Equity in net earnings of affiliated companies	4,127	8,058	—	—	4,127	8,058
Net (loss)/income attributable to Navios Holdings common stockholders	(18,704)	3,758	2,823	1,527	(15,881)	5,285
Total assets	2,422,071	2,447,063	551,620	431,407	2,973,691	2,878,470
Capital expenditures	(338)	(4,429)	(8,395)	(3,709)	(8,733)	(8,138)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	303,103	188,070	—	—	303,103	188,070
Cash and cash equivalents	146,554	125,079	124,543	44,016	271,097	169,095
Restricted cash	6,011	9,521	—	—	6,011	9,521
Long-term debt (including current and non-current portion)	$1,124,910	$1,213,214	$293,818	$200,633	$1,418,728	$1,413,847

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012	2013	2012
Revenue	$122,712	$200,653	$136,697	$123,440	$259,409	$324,093
Loss on derivatives	(260)	(202)	—	—	(260)	(202)
Interest income/expense and finance cost, net	(40,692)	(40,494)	(12,038)	(10,052)	(52,730)	(50,546)
Depreciation and amortization	(36,684)	(38,785)	(11,872)	(12,921)	(48,556)	(51,706)
Equity in net earnings of affiliated companies	18,250	16,633	—	—	18,250	16,633
Net (loss)/income attributable to Navios Holdings common stockholders	(32,647)	14,739	6,611	5	(26,036)	14,744
Total assets	2,422,071	2,447,063	551,620	431,407	2,973,691	2,878,470
Capital expenditures	(435)	(39,546)	(17,784)	(7,346)	(18,219)	(46,892)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	303,103	188,070	—	—	303,103	188,070
Cash and cash equivalents	146,554	125,079	124,543	44,016	271,097	169,095
Restricted cash	6,011	9,521	—	—	6,011	9,521
Long-term debt (including current and non-current portion)	$1,124,910	$1,213,214	$293,818	$200,633	$1,418,728	$1,413,847

.

(LOSS)/EARNINGS PER COMMON SHARE	6 Months Ended
Jun. 30, 2013
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
(LOSS)/EARNINGS PER COMMON SHARE
NOTE 10: (LOSS)/EARNINGS PER COMMON SHARE
(Loss)/earnings per share are calculated by dividing net (loss)/ income by the weighted average number of shares of Navios Holdings outstanding during the period.
For the three months ended June 30, 2013, 2,283,704 potential common shares and 8,479,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and for the six months ended June 30, 2013, 2,074,295 potential common shares and 8,479,000 potential shares of convertible preferred stock have an anti-dilutive effect, and are therefore excluded from the calculation of diluted earnings per share.

	Three Month	Three Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$(15,881)	$5,285	$(26,036)	$14,744
Less:
Dividend on Preferred Stock	(423)	(423)	(841)	(850)
(Loss)/income available to Navios Holdings common stockholders, basic	$(16,304)	$4,862	$(26,877)	$13,894
Plus:
Dividend on Preferred Stock	—	423	—	850
(Loss)/income available to Navios Holdings common stockholders, diluted	$(16,304)	$5,285	$(26,877)	$14,744

Denominator:
Denominator for basic net income per share attributable to Navios Holdings common stockholders — weighted average shares	101,783,378	101,205,545	101,771,451	101,198,855
Dilutive potential common shares — weighted average restricted stock and restricted units	—	1,308,615	—	1,324,897
Convertible preferred stock and convertible debt	—	8,479,000	—	8,479,000
Dilutive effect of securities	—	9,787,615	—	9,816,051
Denominator for diluted net income per share attributable to Navios Holdings common stockholders — adjusted weighted shares and assumed conversions	101,783,378	110,993,160	101,771,451	111,014,906

Basic net (loss)/income per share attributable to Navios Holdings common stockholders	$(0.16)	$0.05	$(0.26)	$0.14
Diluted net (loss)/income per share attributable to Navios Holdings common stockholders	$(0.16)	$0.05	$(0.26)	$0.13

.

INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES	6 Months Ended
Jun. 30, 2013
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES
NOTE 11: INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES
Navios Maritime Partners L.P.
Navios Partners (NYSE: NMM), an affiliate of the Company, is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, and chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios Shipmanagement Inc. (the “Manager”), from its offices in Piraeus, Greece.
In February 2013, Navios Partners completed its public offering of 5,175,000 common units, including the full exercise of the underwriters' overallotment option. Navios Holdings paid $1,494 in order to retain its 2% general partner interest. As a result, 105,613 additional general partnership units were issued in connection with this offering. Following this offering Navios Holdings' interest in Navios Partners decreased. The Company determined that the issuance of shares qualified as a sale of shares by the equity method investee. As a result, a gain of $7,963 was recognized in “Equity in net earnings of affiliated companies”.
As of June 30, 2013, Navios Holdings holds a total of 14,223,763 common units, representing a 21.4% common interest in Navios Partners and the entire investment in Navios Partners is accounted for under the equity method.
As of June 30, 2013 and December 31, 2012, the carrying amount of the investment in Navios Partners accounted for under the equity method was $108,229 and $103,953, respectively.
As of June 30, 2013, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners was $47,383. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.
Dividends received during the three month periods ended June 30, 2013 and 2012 were $7,343 and $6,733, respectively, and for the six month periods ended June 30, 2013 and 2012 were $14,685 and $13,397, respectively.
Acropolis Chartering and Shipping Inc.
Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of June 30, 2013 and December 31, 2012, the carrying amount of the investment was $599 and $420, respectively. During the three month periods ended June 30, 2013 and 2012, the Company did not receive any dividends and during the six month periods ended June 30, 2013 and 2012, the Company received dividends of $0 and $140, respectively.
Navios Maritime Acquisition Corporation
Navios Acquisition (NYSE: NNA), an affiliate of the Company, is an owner and operator of tanker vessels focusing in the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.
In February and May 2013, Navios Acquisition completed multiple offerings, including registered direct offerings and private placements to Navios Holdings and certain members of the management of Navios Acquisition, Navios Partners and Navios Holdings. A total of 68,123,503 shares were issued. As part of these offerings, Navios Holdings purchased in private placements an aggregate of 33,982,656 shares of Navios Acquisition common stock for $110,001. Following these offerings, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition increased and its economic interest in Navios Acquisition decreased. The Company determined that the issuance of shares qualified as a sale of shares by the equity method investee. As a result, a loss of $5,049 was recognized in “Equity in net earnings of affiliated companies”.
As of June 30, 2013, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition was $26,022. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.
As of June 30, 2013, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 48.2% and its economic interest in Navios Acquisition was 51.6%.
As of June 30, 2013 and December 31, 2012, the carrying amount of the investment in Navios Acquisition accounted for under the equity method was $194,252 and $92,896, respectively.
Dividends received during the three month periods ended June 30, 2013 and 2012 were $2,999 and $1,301, respectively, and for the six month periods ended June 30, 2013 and 2012 were $5,177 and $2,601, respectively.
Summarized financial information of the affiliated companies is presented below:

	June 30, 2013		December 31, 2012
	Navios	Navios	Navios	Navios
Balance Sheet	Partners	Acquisition	Partners	Acquisition
Current assets	$86,245	$131,009	$70,033	$71,795
Non-current assets	948,415	1,384,833	884,919	1,298,849
Current liabilities	26,258	50,573	60,276	67,828
Non-current liabilities	342,559	1,027,406	275,982	1,071,512

	Three Month Period Ended		Three Month Period Ended
	June 30, 2013		June 30, 2012
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$49,154	$47,057	$49,122	$35,945
Net income/(loss)	19,511	(1,536)	16,681	(1,928)

	Six Month Period Ended		Six Month Period Ended
	June 30, 2013		June 30, 2012
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$99,435	$91,229	$97,109	$71,662
Net income/(loss)	35,757	(801)	33,618	(2,716)

Investments in available-for-sale securities
During the six months ended June 30, 2013 the Company received shares of Korea Line Corporation (“KLC”) as partial compensation for the claims filed under the Korean court for all unpaid amounts by KLC in respect of the employment of the vessels. The shares were valued at fair value upon the day of receipt. As a result of the valuation, the Company recorded income of $12,511 in the statement of comprehensive income within the caption “Other income/(expense), net”. As of June 30, 2013 and December 31, 2012, the Company retained in total 314,077 and 138,479 shares, respectively, of KLC. As of June 30, 2013 and December 31, 2012, the carrying amount of the available-for-sale securities related to KLC was $17,474 and $559, respectively.
The shares received from KLC were accounted for under the guidance for available-for-sale securities. Accordingly, unrealized gains and losses on these securities are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to statements of comprehensive income. The Company has no other types of available-for-sale securities.
As of June 30, 2013 and December 31, 2012, the unrealized holding losses related to these securities included in “Accumulated Other Comprehensive Loss” were $1,358 and $558, respectively. During the six months period ended June 30, 2013 and the year ended December 31, 2012, the Company did not recognize any realized losses.

OTHER FINANCIAL INFORMATION	6 Months Ended
Jun. 30, 2013
OTHER FINANCIAL INFORMATION [Abstract]
OTHER FINANCIAL INFORMATION
NOTE 12: OTHER FINANCIAL INFORMATION
The Company's 8.125% Senior Notes issued on January 28, 2011 are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The Company's 8.125% First Priority Ship Mortgage Notes issued on November 2, 2009 and July 10, 2012, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C., which are designated as unrestricted subsidiaries or those not required by the indenture (see Note 5). The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.
These condensed consolidating statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2013
Revenue	$—	$62,104	$63,468	$—	$125,572
Time charter, voyage and logistics business expenses	—	(41,565)	(24,067)	—	(65,632)
Direct vessel expenses	—	(9,634)	(16,810)	—	(26,444)
General and administrative expenses	(1,420)	(4,912)	(3,541)	—	(9,873)
Depreciation and amortization	(701)	(17,752)	(5,780)	—	(24,233)
Interest income/expense and finance cost, net	(19,103)	(1,612)	(6,657)	—	(27,372)
Loss on derivatives	—	(87)	—	—	(87)
Gain on sale of assets	—	—	18	—	18
Other (expense)/income, net	(6)	11,928	(2,057)	—	9,865
(Loss)/income before equity in net earnings of affiliated companies	(21,230)	(1,530)	4,574	—	(18,186)
Income from subsidiaries	3,504	2,823	—	(6,327)	—
Equity in net earnings of affiliated companies	1,845	1,442	840	—	4,127
(Loss)/income before taxes	(15,881)	2,735	5,414	(6,327)	(14,059)
Income taxes	—	(71)	(57)	—	(128)
Net (loss)/income	(15,881)	2,664	5,357	(6,327)	(14,187)
Less: Net income attributable to the noncontrolling interest	—	—	(1,694)	—	(1,694)
Net (loss)/income attributable to Navios Holdings common stockholders	$(15,881)	$2,664	$3,663	$(6,327)	$(15,881)

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(1,035)	$(1,035)	$—	$1,035	$(1,035)
Total other comprehensive loss	$(1,035)	$(1,035)	$—	$1,035	$(1,035)

Total comprehensive (loss)/income	$(16,916)	$1,629	$5,357	$(5,292)	$(15,222)
Comprehensive income attributable to noncontrolling interest	—	—	(1,694)	—	(1,694)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(16,916)	$1,629	$3,663	$(5,292)	$(16,916)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2012
Revenue	$—	$96,474	$75,605	$—	$172,079
Time charter, voyage and logistics business expenses	—	(39,933)	(33,282)	—	(73,215)
Direct vessel expenses	—	(13,546)	(19,496)	—	(33,042)
General and administrative expenses	(3,378)	(5,828)	(3,267)	—	(12,473)
Depreciation and amortization	(701)	(18,521)	(6,650)	—	(25,872)
Interest income/expense and finance cost, net	(16,463)	(3,211)	(5,632)	—	(25,306)
Loss on derivatives	—	(76)	—	—	(76)
Gain on sale of assets	—	323	—	—	323
Other income/(expense), net	18	(166)	(2,706)	—	(2,854)
(Loss)/income before equity in net earnings of affiliated companies	(20,524)	15,516	4,572	—	(436)
Income from subsidiaries	22,873	2,307	—	(25,180)	—
Equity in net earnings of affiliated companies	2,936	4,788	334	—	8,058
Income before taxes	5,285	22,611	4,906	(25,180)	7,622
Income taxes	—	(72)	(1,377)	—	(1,449)
Net income	5,285	22,539	3,529	(25,180)	6,173
Less: Net income attributable to the noncontrolling interest	—	—	(888)	—	(888)
Net income attributable to Navios Holdings common stockholders	$5,285	$22,539	$2,641	$(25,180)	$5,285

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(333)	$(333)	$—	$333	$(333)
Total other comprehensive loss	$(333)	$(333)	$—	$333	$(333)

Total comprehensive income	$4,952	$22,206	$3,529	$(24,847)	$5,840
Comprehensive income attributable to noncontrolling interest	—	—	(888)		(888)
Total comprehensive income attributable to Navios Holdings common stockholders	$4,952	$22,206	$2,641	$(24,847)	$4,952

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2013
Revenue	$—	$122,711	$136,698	$—	$259,409
Time charter, voyage and logistics business expenses	—	(76,104)	(59,536)	—	(135,640)
Direct vessel expenses	—	(19,105)	(35,034)	—	(54,139)
General and administrative expenses	(2,890)	(9,334)	(6,611)	—	(18,835)
Depreciation and amortization	(1,394)	(35,289)	(11,873)	—	(48,556)
Interest income/(expense) and finance cost, net	(37,403)	(3,289)	(12,038)	—	(52,730)
Loss on derivatives	—	(260)	—	—	(260)
Gain on sale of assets	—	—	18	—	18
Other income/(expense), net	31	11,570	(4,867)	—	6,734
(Loss)/income before equity in net earnings of affiliated companies	(41,656)	(9,100)	6,757	—	(43,999)
Income from subsidiaries	3,235	6,611	—	(9,846)	—
Equity in net earnings of affiliated companies	12,385	4,251	1,614	—	18,250
Income before taxes	(26,036)	1,762	8,371	(9,846)	(25,749)
Income tax (expense)/benefit	—	(141)	3,713	—	3,572
Net (loss)/income	(26,036)	1,621	12,084	(9,846)	(22,177)
Less: Net income attributable to the noncontrolling interest	—	—	(3,859)	—	(3,859)
Net (loss)/income attributable to Navios Holdings common stockholders	$(26,036)	$1,621	$8,225	$(9,846)	$(26,036)

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(800)	$(800)	$—	$800	$(800)
Total other comprehensive loss	$(800)	$(800)	$—	$800	$(800)

Total comprehensive (loss)/income	$(26,836)	$821	$12,084	$(9,046)	$(22,977)
Comprehensive income attributable to noncontrolling interest	—	—	(3,859)	—	(3,859)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(26,836)	$821	$8,225	$(9,046)	$(26,836)

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2012
Revenue	$—	$195,556	$128,537	$—	$324,093
Time charter, voyage and logistics business expenses	—	(80,097)	(54,835)	—	(134,932)
Direct vessel expenses	—	(23,254)	(35,796)	—	(59,050)
General and administrative expenses	(7,151)	(10,929)	(6,946)	—	(25,026)
Depreciation and amortization	(1,401)	(36,216)	(14,089)	—	(51,706)
Interest income/(expense) and finance cost, net	(32,730)	(7,068)	(10,748)	—	(50,546)
Loss on derivatives	—	(202)	—	—	(202)
Gain on sale of assets	—	323	—	—	323
Other expense, net	(216)	(557)	(3,448)	—	(4,221)
(Loss)/income before equity in net earnings of affiliated companies	(41,498)	37,556	2,675	—	(1,267)
Income from subsidiaries	47,947	2,194	—	(50,141)	—
Equity in net earnings of affiliated companies	8,295	7,666	672	—	16,633
Income before taxes	14,744	47,416	3,347	(50,141)	15,366
Income taxes	—	(141)	(454)	—	(595)
Net income	14,744	47,275	2,893	(50,141)	14,771
Less: Net income attributable to the noncontrolling interest	—	—	(27)	—	(27)
Net income attributable to Navios Holdings common stockholders	$14,744	$47,275	$2,866	$(50,141)	$14,744

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(422)	$(422)	$—	$422	$(422)
Reclassification to investments in affiliates	(6,158)	—	—	—	(6,158)
Total other comprehensive loss	$(6,580)	$(422)	$—	$422	$(6,580)

Total comprehensive income	$8,164	$46,853	$2,893	$(49,719)	$8,191
Comprehensive income attributable to noncontrolling interest	—	—	(27)	—	(27)
Total comprehensive income attributable to Navios Holdings common stockholders	$8,164	$46,853	$2,866	$(49,719)	$8,164

Balance Sheet as of June 30, 2013	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$52,530	$94,023	$124,544	$—	$271,097
Restricted cash	5,139	872	—	—	6,011
Accounts receivable, net	—	51,471	31,431	—	82,902
Intercompany receivables	—	—	71,305	(71,305)	—
Due from affiliate companies	3,000	15,589	—	—	18,589
Prepaid expenses and other current assets, including inventories	1,044	61,177	28,101	—	90,322
Total current assets	61,713	223,132	255,381	(71,305)	468,921
Vessels, port terminals and other fixed assets, net	—	1,359,566	362,413	—	1,721,979
Investments in subsidiaries	1,629,934	282,653	—	(1,912,587)	—
Investment in available for sale securities	—	17,474	—	—	17,474
Investment in affiliates	291,629	621	10,853	—	303,103
Long-term receivable from affiliate companies	—	35,290	—	—	35,290
Other long term assets	14,728	23,207	27,218	—	65,153
Goodwill and other intangibles	93,789	104,257	163,725	—	361,771
Total non-current assets	2,030,080	1,823,068	564,209	(1,912,587)	2,504,770
Total assets	$2,091,793	$2,046,200	$819,590	$(1,983,892)	$2,973,691

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$46,236	$37,707	$—	$83,943
Accrued expenses	18,022	36,085	19,323	—	73,430
Deferred income and cash received in advance	—	5,734	2,556	—	8,290
Intercompany payables	30,673	35,045	5,587	(71,305)	—
Current portion of capital lease obligations	—	—	1,376	—	1,376
Current portion of long term debt	2,706	11,480	69	—	14,255
Total current liabilities	51,401	134,580	66,618	(71,305)	181,294
Long term debt, net of current portion	872,409	238,315	293,749	—	1,404,473
Capital lease obligations, net of current portion	—	—	23,074	—	23,074
Unfavorable lease terms	—	29,540	—	—	29,540
Other long term liabilities and deferred income	—	21,673	10,445	—	32,118
Deferred tax liability	—	—	14,687	—	14,687
Total non-current liabilities	872,409	289,528	341,955	—	1,503,892
Total liabilities	923,810	424,108	408,573	(71,305)	1,685,186
Noncontrolling interest	—	—	120,522	—	120,522
Total Navios Holdings stockholders' equity	1,167,983	1,622,092	290,495	(1,912,587)	1,167,983
Total liabilities and stockholders' equity	$2,091,793	$2,046,200	$819,590	$(1,983,892)	$2,973,691

Balance Sheet as of December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$79,213	$133,116	$45,539	$—	$257,868
Restricted cash	14,278	10,426	—	—	24,704
Accounts receivable, net	—	56,599	29,122	—	85,721
Intercompany receivables	49,852	—	71,379	(121,231)	—
Due from affiliate companies	1,300	49,974	—	(437)	50,837
Prepaid expenses and other current assets, including inventories	—	27,502	23,935	—	51,437
Total current assets	144,643	277,617	169,975	(121,668)	470,567
Vessels, port terminals and other fixed assets, net	—	1,390,455	356,038	—	1,746,493
Loan receivable from affiliate company	35,000	—	—	—	35,000
Investments in subsidiaries	1,626,699	276,042	—	(1,902,741)	—
Investment in available for sale securities	—	559	—	—	559
Investment in affiliates	187,008	442	9,841	—	197,291
Long-term receivable from affiliate companies	—	57,701	—	—	57,701
Other long term assets	16,212	29,077	19,168	—	64,457
Goodwill and other intangibles	95,183	110,690	163,521	—	369,394
Total non-current assets	1,960,102	1,864,966	548,568	(1,902,741)	2,470,895
Total assets	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$25,440	$38,481	$—	$63,921
Accrued expenses	18,142	40,411	17,128	—	75,681
Deferred income and cash received in advance	—	12,322	3,004	—	15,326
Due to affiliate companies	—	—	437	(437)	—
Intercompany payables	—	115,335	5,896	(121,231)	—
Current portion of capital lease obligations	—	—	1,353	—	1,353
Current portion of long term debt	5,433	27,593	69	—	33,095
Total current liabilities	23,575	221,101	66,368	(121,668)	189,376
Long term debt, net of current portion	874,794	249,794	200,529	—	1,325,117
Capital lease obligations, net of current portion	—	—	23,759	—	23,759
Unfavorable lease terms	—	32,006	—	—	32,006
Other long term liabilities and deferred income	—	19,211	10,432	—	29,643
Deferred tax liability	—	—	18,522	—	18,522
Total non-current liabilities	874,794	301,011	253,242	—	1,429,047
Total liabilities	898,369	522,112	319,610	(121,668)	1,618,423
Noncontrolling interest	—	—	116,663	—	116,663
Total Navios Holdings stockholders' equity	1,206,376	1,620,471	282,270	(1,902,741)	1,206,376
Total liabilities and stockholders' equity	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2013	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(4,453)	$38,605	$7,199	$—	$41,351

Cash flows from investing activities
Acquisition of intangible assets	—	—	(2,092)	—	(2,092)
Acquisition of investments in affiliates	(110,001)	—	(1,494)	—	(111,495)
Loan repayment from affiliate company	35,000	—	—	—	35,000
Decrease in long-term receivable from affiliate companies	—	4,453	—	—	4,453
Purchase of property and equipment	—	(435)	(15,692)	—	(16,127)
Net cash used in investing activities	(75,001)	4,018	(19,278)	—	(90,261)

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	61,991	(63,485)	1,494	—	—
Issuance of common stock	279	—	—	—	279
Proceeds from issuance of senior notes including premium, net of debt issuance costs	—	—	90,284	—	90,284
Repayment of long-term debt	(5,433)	(27,593)	(32)	—	(33,058)
Dividends paid	(13,205)	—	—	—	(13,205)
Decrease in restricted cash	9,139	9,362	—	—	18,501
Payments of obligations under capital leases	—	—	(662)	—	(662)
Net cash provided by/(used in) financing activities	52,771	(81,716)	91,084	—	62,139
Net (decrease)/increase in cash and cash equivalents	(26,683)	(39,093)	79,005	—	13,229
Cash and cash equivalents, at beginning of period	79,213	133,116	45,539	—	257,868
Cash and cash equivalents, at end of period	$52,530	$94,023	$124,544	$—	$271,097

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2012	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$25,569	$(3,894)	$15,968	$—	$37,643

Cash flows from investing activities
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Acquisition of investments in affiliates	—	—	(1,472)	—	(1,472)
Loan repayment from affiliate company	5,000	—	—	—	5,000
Increase in long-term receivable from affiliate companies	—	(1,906)	—	—	(1,906)
Proceeds from sale of assets	—	59,500	—	—	59,500
Purchase of property and equipment	—	(1,189)	(7,346)	—	(8,535)
Net cash provided by/(used in) investing activities	5,000	18,048	(8,818)	—	14,230

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	31,278	(59,500)	28,222	—	—
Issuance of common stock	93	—	—	—	93
Proceeds from long-term loan, net of deferred finance fees	—	50,759	—	—	50,759
Repayment of long-term debt	(20,656)	(40,541)	(31,035)	—	(92,232)
Dividends paid	(13,141)	—	—	—	(13,141)
(Increase)/decrease in restricted cash	(4,801)	6,299	—	—	1,498
Payments of obligations under capital leases	—	—	(851)	—	(851)
Net cash used in financing activities	(7,227)	(42,983)	(3,664)	—	(53,874)
Net increase/(decrease) in cash and cash equivalents	23,342	(28,829)	3,486	—	(2,001)
Cash and cash equivalents, at beginning of period	74,160	56,406	40,530	—	171,096
Cash and cash equivalents, at end of period	$97,502	$27,577	$44,016	$—	$169,095

.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 13: SUBSEQUENT EVENTS

(a)	On July 3, 2013, Navios Holdings received $3,000 as a dividend distribution from its affiliate Navios Acquisition.

(b)
On July 9, 2013, Navios Holdings agreed to acquire one 2006-built Panamax vessel and three 2005-built Panamax vessels for an aggregate purchase price of $66,000 to be financed with debt and cash on hand. During July 2013, the Company paid a 10% deposit of $6,600. On August 26, 2013, Navios Holdings took delivery of the Navios Galileo, a 2006-built bulk carrier vessel for an acquisition price of $17,250. The remaining three vessels are expected to be delivered into Navios Holdings' fleet in the third quarter of 2013.

(c)
On July 10, 2013, Navios Logistics became the sole shareholder of Hidronave South American Logistics S.A by acquiring the remaining 49% non-controlling interest for a total cash consideration of $750 payable in three installments with the final installment due on January 15, 2014

(d)
On August 5, 2013, Navios Logistics entered into an agreement for the construction of 36 dry barges for a total consideration of $19,080, which are expected to be delivered in the first quarter of 2014.This contract also includes an option exercisable by Navios Logistics for the construction of an additional 36 barges under the same terms and conditions.

(e)	On August 13, 2013, Navios Holdings received $7,342 as a dividend distribution from its affiliate Navios Partners.

(f)
On August 19, 2013, the Board of Directors of Navios Holdings declared a dividend of $0.06 per share of common stock, which will be paid on September 26, 2013 to stockholders of record on September 18, 2013.

.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)
Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings' consolidated financial positions, statement of stockholders' equity, statements of comprehensive income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S.GAAP”) for complete financial statements. The December 31, 2012 balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Holdings' 2012 annual report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Principles of consolidation
(b)
Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned.
Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods during which such entities were affiliates of Navios Holdings: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2013 was 23.4%, which includes a 2% general partner interest); (ii) Navios Acquisition and its subsidiaries (ownership interest as of June 30, 2013 was 51.6%) and (iii) Acropolis Chartering and Shipping Inc. (ownership interest as of June 30, 2013 was 50%).

Use of estimates
(c)
Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the carrying value of investments in affiliates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, pension benefits, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Vessel, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net
(d)
Vessel, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations or asset acquisitions are recorded at fair value on the date of acquisition. Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.

Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, port terminals, tanker vessels, barges, push boats and other fixed assets, after considering the estimated residual value.

Annual depreciation rates used, which approximate the useful life of the assets are:

Vessels 25 years
Port facilities and transfer station 3 to 40 years
Tanker vessels, barges and push boats 15 to 44 years
Furniture, fixtures and equipment 3 to 10 years
Computer equipment and software 5 years
Leasehold improvements shorter of lease term or 6 years

Management estimates the residual values of our dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight tons (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Up to December 31, 2012, management estimated the residual values of its vessels based on a scrap rate of $285 per LWT. Effective January 1, 2013, following management's reassessment after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company's vessels, the estimated scrap value per LWT was increased to $340. This change in accounting estimates did not materially affect the statements of income and the loss per share of the Company in the three month period and six month period ended June 30, 2013.
Management estimates the useful life of its vessels to be 25 years from the vessel's original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

Income taxes
(e)	Income taxes:
The Company is a Marshall Islands corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and United States of America. The tax expense reflected in the Company's condensed consolidated financial statements was mainly attributable to Navios Logistics' subsidiaries in South America, which are subject to income taxes in some of the countries in which they operate, mainly Argentina, Brazil and Paraguay. Navios Logistics' operations in Uruguay and Panama are exempt from income taxes. As per the tax laws of the countries in which Navios Logistics operates that are subject to income taxes, the provisions for income taxes have been computed on a separate return basis (i.e., Navios Logistics does not prepare a consolidated income tax return). All income tax payments are made by the subsidiaries as required by the respective tax laws.
During the six month period ended June 30, 2013, Navios Logistics decided to merge certain subsidiaries in Paraguay. As a result of the expected merger, Navios Logistics will distribute specifically identified earnings, which will be offset by retained net losses of $43,475. Navios Logistics' decision to merge the subsidiaries resulted in a one-off income tax benefit in deferred income tax of $4,278. The 2013 estimated annual tax rate that is applied to ordinary income of the Paraguayan subsidiaries is 10%.

Recent Accounting Pronouncements
(f)	Recent Accounting Pronouncements:
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
        In February 2013, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional disclosures for other comprehensive income. The amended standards require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption of the new standard did not have impact on Navios Holdings' condensed consolidated financial statements.

 .

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Annual depreciation rates used

Vessels 25 years
Port facilities and transfer station 3 to 40 years
Tanker vessels, barges and push boats 15 to 44 years
Furniture, fixtures and equipment 3 to 10 years
Computer equipment and software 5 years
Leasehold improvements shorter of lease term or 6 years

VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS (Tables)	6 Months Ended
Jun. 30, 2013
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Abstract]
Vessels, Port Terminal And Other Fixed Assets

Vessels, Port Terminals and Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$2,087,441	$(340,948)	$1,746,493
Additions	16,795	(41,309)	(24,514)
Write-off	(22)	22	—
Balance June 30, 2013	$2,104,214	$(382,235)	$1,721,979

INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Total Intangible Assets

	June 30, 2013	December 31, 2012
Intangible assets
Acquisition Cost (*) (**) (***)	$379,117	$380,805
Accumulated amortization	(177,682)	(171,747)
Total Intangible assets net book value	201,435	209,058
Unfavorable lease terms
Acquisition Cost (****)	(121,028)	(121,028)
Accumulated amortization	91,488	89,022
Unfavorable lease terms net book value	(29,540)	(32,006)
Total Intangibles net book value	$171,895	$177,052

(*)     As of June 30, 2013, intangible assets associated with favorable lease terms included an amount of $21,782 related to purchase options for the vessels.
(**)    On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Enresur”), a Uruguayan company, for a total consideration of $2,092. Enersur, as a free zone direct user, holds the right to occupy approximately12 hectares of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port. Navios Logistics accounted for the acquisition as an asset acquisition and as a result, an intangible asset related to the contractual rights of $2,092 was recorded under port terminals operating rights.
(***)   During the six months ended June 30, 2013, acquisition costs and accumulated amortization of $3,780 of fully amortized favorable lease terms were written off.
(****)  As of June 30, 2013, the intangible liability associated with the unfavorable lease terms included an amount of $9,405 related to purchase options held by third parties.

Remaining aggregate amortization of acquired intangibles

Period
Year One	$14,532
Year Two	14,131
Year Three	15,139
Year Four	15,368
Year Five	7,404
Thereafter	92,944
Total	$159,518

BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstact]
Navios Group Loans

Facility	June 30, 2013	December 31, 2012
Secured credit facilities	$290,447	$323,473
Senior notes due 2019	350,000	350,000
Ship mortgage notes	488,000	488,000
Logistics Senior notes	290,000	200,000
Navios Logistics other long-term loans	567	598
Total borrowings	1,419,014	1,362,071
Plus: unamortized premium	3,251	—
Less: unamortized discount	(3,537)	(3,859)
Less: current portion	(14,255)	(33,095)
Total long-term borrowings	$1,404,473	$1,325,117

Schedule Of Maturities Of Long Term Debt[Table Text Block]

Payment due by period
June 30, 2014	$14,255
June 30, 2015	60,976
June 30, 2016	21,885
June 30, 2017	42,335
June 30, 2018	507,676
June 30, 2019 and thereafter	771,887
Total	$1,419,014

DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair Values of the Company's Financial Instruments

	June 30, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$271,097	$271,097	$257,868	$257,868
Restricted cash	$6,011	$6,011	$24,704	$24,704
Accounts receivable, net	$82,902	$82,902	$85,721	$85,721
Investments in available-for-sale-securities	$17,474	$17,474	$559	$559
Forward Freight Agreements, net	$—	$—	$1,275	$1,275
Loan receivable from affiliate company	$—	$—	$35,000	$35,000
Long-term receivable from affiliate companies	$35,290	$35,290	$57,701	$57,701
Accounts payable	$(83,943)	$(83,943)	$(63,921)	$(63,921)
Capital lease obligations, including current portion	$(24,450)	$(24,450)	$(25,112)	$(25,112)
Senior and ship mortgage notes including premium and net of discount	$(1,127,714)	$(1,153,428)	$(1,034,141)	$(973,940)
Long-term debt, including current portion	$(291,014)	$(291,014)	$(324,071)	$(324,071)

Fair Value Measurements on a recurring basis

	Fair Value Measurements as of June 30, 2013
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available for sale securities	$17,474	$17,474	$—	—
Total	$17,474	$17,474	$—	$—

	Fair Value Measurements as of December 31, 2012
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,275	$1,275	$—	$—
Investments in available for sale securities	559	559	—	—
Total	$1,834	$1,834	$—	$—

Fair Value Measurements on a nonrecurring basis

	Fair Value Measurements at June 30, 2013
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$271,097	$271,097	$—	$—
Restricted cash	$6,011	$6,011	$—	$—
Senior and ship mortgage notes including premium and net of discount	$(1,153,428)	$(1,153,428)	$—	$—
Capital lease obligations, including current portion(1)	$(24,450)	$—	$(24,450)	$—
Long-term debt, including current portion(1)	$(291,014)	$—	$(291,014)	$—
Long-term receivable from affiliate companies(2)	$35,290	$—	$35,290	$—

	Fair Value Measurements at December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$257,868	$257,868	$—	$—
Restricted cash	$24,704	$24,704	$—	$—
Senior and ship mortgage notes including premium and net of discount	$(973,940)	$(973,940)	$—	$—
Capital lease obligations, including current portion(1)	$(25,112)	$—	$(25,112)	$—
Long-term debt, including current portion(1)	$(324,071)	$—	$(324,071)	$—
Loan receivable from affiliate company(2)	$35,000	$—	$35,000	$—
Long-term receivable from affiliate companies(2)	$57,701	$—	$57,701	$—

(1)   The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

(2)   The fair value of the Company's loan receivable from affiliate company and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Commitments, net of commissions

	Amounts in thousands of U.S. Dollars
	In Operation	To be delivered	Total
June 30, 2014	$94,308	$4,248	$98,556
June 30, 2015	61,975	7,728	69,703
June 30, 2016	53,199	14,000	67,199
June 30, 2017	49,320	20,276	69,596
June 30, 2018	46,512	20,276	66,788
June 30, 2019 and thereafter	121,863	117,516	239,379
Total	$427,177	$184,044	$611,221

Contractual obligations table

Amounts in thousands of U.S. Dollars
June 30, 2014	$26,976
June 30, 2015	3,690
June 30, 2016	3,820
Total	$34,486

SEGMENT INFORMATION (Tables)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012	2013	2012
Revenue	$62,105	$98,787	$63,467	$73,292	$125,572	$172,079
Loss on derivatives	(87)	(76)	—	—	(87)	(76)
Interest income/expense and finance cost, net	(20,715)	(20,176)	(6,657)	(5,130)	(27,372)	(25,306)
Depreciation and amortization	(18,454)	(19,753)	(5,779)	(6,119)	(24,233)	(25,872)
Equity in net earnings of affiliated companies	4,127	8,058	—	—	4,127	8,058
Net (loss)/income attributable to Navios Holdings common stockholders	(18,704)	3,758	2,823	1,527	(15,881)	5,285
Total assets	2,422,071	2,447,063	551,620	431,407	2,973,691	2,878,470
Capital expenditures	(338)	(4,429)	(8,395)	(3,709)	(8,733)	(8,138)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	303,103	188,070	—	—	303,103	188,070
Cash and cash equivalents	146,554	125,079	124,543	44,016	271,097	169,095
Restricted cash	6,011	9,521	—	—	6,011	9,521
Long-term debt (including current and non-current portion)	$1,124,910	$1,213,214	$293,818	$200,633	$1,418,728	$1,413,847

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012	2013	2012
Revenue	$122,712	$200,653	$136,697	$123,440	$259,409	$324,093
Loss on derivatives	(260)	(202)	—	—	(260)	(202)
Interest income/expense and finance cost, net	(40,692)	(40,494)	(12,038)	(10,052)	(52,730)	(50,546)
Depreciation and amortization	(36,684)	(38,785)	(11,872)	(12,921)	(48,556)	(51,706)
Equity in net earnings of affiliated companies	18,250	16,633	—	—	18,250	16,633
Net (loss)/income attributable to Navios Holdings common stockholders	(32,647)	14,739	6,611	5	(26,036)	14,744
Total assets	2,422,071	2,447,063	551,620	431,407	2,973,691	2,878,470
Capital expenditures	(435)	(39,546)	(17,784)	(7,346)	(18,219)	(46,892)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	303,103	188,070	—	—	303,103	188,070
Cash and cash equivalents	146,554	125,079	124,543	44,016	271,097	169,095
Restricted cash	6,011	9,521	—	—	6,011	9,521
Long-term debt (including current and non-current portion)	$1,124,910	$1,213,214	$293,818	$200,633	$1,418,728	$1,413,847

(LOSS)/EARNINGS PER COMMON SHARE (Tables)	6 Months Ended
Jun. 30, 2013
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
Earnings Per Share, Basic and Diluted
	Three Month	Three Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$(15,881)	$5,285	$(26,036)	$14,744
Less:
Dividend on Preferred Stock	(423)	(423)	(841)	(850)
(Loss)/income available to Navios Holdings common stockholders, basic	$(16,304)	$4,862	$(26,877)	$13,894
Plus:
Dividend on Preferred Stock	—	423	—	850
(Loss)/income available to Navios Holdings common stockholders, diluted	$(16,304)	$5,285	$(26,877)	$14,744

Denominator:
Denominator for basic net income per share attributable to Navios Holdings common stockholders — weighted average shares	101,783,378	101,205,545	101,771,451	101,198,855
Dilutive potential common shares — weighted average restricted stock and restricted units	—	1,308,615	—	1,324,897
Convertible preferred stock and convertible debt	—	8,479,000	—	8,479,000
Dilutive effect of securities	—	9,787,615	—	9,816,051
Denominator for diluted net income per share attributable to Navios Holdings common stockholders — adjusted weighted shares and assumed conversions	101,783,378	110,993,160	101,771,451	111,014,906

Basic net (loss)/income per share attributable to Navios Holdings common stockholders	$(0.16)	$0.05	$(0.26)	$0.14
Diluted net (loss)/income per share attributable to Navios Holdings common stockholders	$(0.16)	$0.05	$(0.26)	$0.13

INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2013
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
Summary of Financial Information of the Affiliated Companies

	June 30, 2013		December 31, 2012
	Navios	Navios	Navios	Navios
Balance Sheet	Partners	Acquisition	Partners	Acquisition
Current assets	$86,245	$131,009	$70,033	$71,795
Non-current assets	948,415	1,384,833	884,919	1,298,849
Current liabilities	26,258	50,573	60,276	67,828
Non-current liabilities	342,559	1,027,406	275,982	1,071,512

	Three Month Period Ended		Three Month Period Ended
	June 30, 2013		June 30, 2012
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$49,154	$47,057	$49,122	$35,945
Net income/(loss)	19,511	(1,536)	16,681	(1,928)

	Six Month Period Ended		Six Month Period Ended
	June 30, 2013		June 30, 2012
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$99,435	$91,229	$97,109	$71,662
Net income/(loss)	35,757	(801)	33,618	(2,716)

OTHER FINANCIAL INFORMATION (Tables)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
OTHER FINANCIAL INFORMATION [Abstract]
Other Financial information Income Statement
	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2013
Revenue	$—	$62,104	$63,468	$—	$125,572
Time charter, voyage and logistics business expenses	—	(41,565)	(24,067)	—	(65,632)
Direct vessel expenses	—	(9,634)	(16,810)	—	(26,444)
General and administrative expenses	(1,420)	(4,912)	(3,541)	—	(9,873)
Depreciation and amortization	(701)	(17,752)	(5,780)	—	(24,233)
Interest income/expense and finance cost, net	(19,103)	(1,612)	(6,657)	—	(27,372)
Loss on derivatives	—	(87)	—	—	(87)
Gain on sale of assets	—	—	18	—	18
Other (expense)/income, net	(6)	11,928	(2,057)	—	9,865
(Loss)/income before equity in net earnings of affiliated companies	(21,230)	(1,530)	4,574	—	(18,186)
Income from subsidiaries	3,504	2,823	—	(6,327)	—
Equity in net earnings of affiliated companies	1,845	1,442	840	—	4,127
(Loss)/income before taxes	(15,881)	2,735	5,414	(6,327)	(14,059)
Income taxes	—	(71)	(57)	—	(128)
Net (loss)/income	(15,881)	2,664	5,357	(6,327)	(14,187)
Less: Net income attributable to the noncontrolling interest	—	—	(1,694)	—	(1,694)
Net (loss)/income attributable to Navios Holdings common stockholders	$(15,881)	$2,664	$3,663	$(6,327)	$(15,881)

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(1,035)	$(1,035)	$—	$1,035	$(1,035)
Total other comprehensive loss	$(1,035)	$(1,035)	$—	$1,035	$(1,035)

Total comprehensive (loss)/income	$(16,916)	$1,629	$5,357	$(5,292)	$(15,222)
Comprehensive income attributable to noncontrolling interest	—	—	(1,694)	—	(1,694)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(16,916)	$1,629	$3,663	$(5,292)	$(16,916)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2012
Revenue	$—	$96,474	$75,605	$—	$172,079
Time charter, voyage and logistics business expenses	—	(39,933)	(33,282)	—	(73,215)
Direct vessel expenses	—	(13,546)	(19,496)	—	(33,042)
General and administrative expenses	(3,378)	(5,828)	(3,267)	—	(12,473)
Depreciation and amortization	(701)	(18,521)	(6,650)	—	(25,872)
Interest income/expense and finance cost, net	(16,463)	(3,211)	(5,632)	—	(25,306)
Loss on derivatives	—	(76)	—	—	(76)
Gain on sale of assets	—	323	—	—	323
Other income/(expense), net	18	(166)	(2,706)	—	(2,854)
(Loss)/income before equity in net earnings of affiliated companies	(20,524)	15,516	4,572	—	(436)
Income from subsidiaries	22,873	2,307	—	(25,180)	—
Equity in net earnings of affiliated companies	2,936	4,788	334	—	8,058
Income before taxes	5,285	22,611	4,906	(25,180)	7,622
Income taxes	—	(72)	(1,377)	—	(1,449)
Net income	5,285	22,539	3,529	(25,180)	6,173
Less: Net income attributable to the noncontrolling interest	—	—	(888)	—	(888)
Net income attributable to Navios Holdings common stockholders	$5,285	$22,539	$2,641	$(25,180)	$5,285

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(333)	$(333)	$—	$333	$(333)
Total other comprehensive loss	$(333)	$(333)	$—	$333	$(333)

Total comprehensive income	$4,952	$22,206	$3,529	$(24,847)	$5,840
Comprehensive income attributable to noncontrolling interest	—	—	(888)		(888)
Total comprehensive income attributable to Navios Holdings common stockholders	$4,952	$22,206	$2,641	$(24,847)	$4,952

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2013
Revenue	$—	$122,711	$136,698	$—	$259,409
Time charter, voyage and logistics business expenses	—	(76,104)	(59,536)	—	(135,640)
Direct vessel expenses	—	(19,105)	(35,034)	—	(54,139)
General and administrative expenses	(2,890)	(9,334)	(6,611)	—	(18,835)
Depreciation and amortization	(1,394)	(35,289)	(11,873)	—	(48,556)
Interest income/(expense) and finance cost, net	(37,403)	(3,289)	(12,038)	—	(52,730)
Loss on derivatives	—	(260)	—	—	(260)
Gain on sale of assets	—	—	18	—	18
Other income/(expense), net	31	11,570	(4,867)	—	6,734
(Loss)/income before equity in net earnings of affiliated companies	(41,656)	(9,100)	6,757	—	(43,999)
Income from subsidiaries	3,235	6,611	—	(9,846)	—
Equity in net earnings of affiliated companies	12,385	4,251	1,614	—	18,250
Income before taxes	(26,036)	1,762	8,371	(9,846)	(25,749)
Income tax (expense)/benefit	—	(141)	3,713	—	3,572
Net (loss)/income	(26,036)	1,621	12,084	(9,846)	(22,177)
Less: Net income attributable to the noncontrolling interest	—	—	(3,859)	—	(3,859)
Net (loss)/income attributable to Navios Holdings common stockholders	$(26,036)	$1,621	$8,225	$(9,846)	$(26,036)

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(800)	$(800)	$—	$800	$(800)
Total other comprehensive loss	$(800)	$(800)	$—	$800	$(800)

Total comprehensive (loss)/income	$(26,836)	$821	$12,084	$(9,046)	$(22,977)
Comprehensive income attributable to noncontrolling interest	—	—	(3,859)	—	(3,859)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(26,836)	$821	$8,225	$(9,046)	$(26,836)

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2012
Revenue	$—	$195,556	$128,537	$—	$324,093
Time charter, voyage and logistics business expenses	—	(80,097)	(54,835)	—	(134,932)
Direct vessel expenses	—	(23,254)	(35,796)	—	(59,050)
General and administrative expenses	(7,151)	(10,929)	(6,946)	—	(25,026)
Depreciation and amortization	(1,401)	(36,216)	(14,089)	—	(51,706)
Interest income/(expense) and finance cost, net	(32,730)	(7,068)	(10,748)	—	(50,546)
Loss on derivatives	—	(202)	—	—	(202)
Gain on sale of assets	—	323	—	—	323
Other expense, net	(216)	(557)	(3,448)	—	(4,221)
(Loss)/income before equity in net earnings of affiliated companies	(41,498)	37,556	2,675	—	(1,267)
Income from subsidiaries	47,947	2,194	—	(50,141)	—
Equity in net earnings of affiliated companies	8,295	7,666	672	—	16,633
Income before taxes	14,744	47,416	3,347	(50,141)	15,366
Income taxes	—	(141)	(454)	—	(595)
Net income	14,744	47,275	2,893	(50,141)	14,771
Less: Net income attributable to the noncontrolling interest	—	—	(27)	—	(27)
Net income attributable to Navios Holdings common stockholders	$14,744	$47,275	$2,866	$(50,141)	$14,744

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	$(422)	$(422)	$—	$422	$(422)
Reclassification to investments in affiliates	(6,158)	—	—	—	(6,158)
Total other comprehensive loss	$(6,580)	$(422)	$—	$422	$(6,580)

Total comprehensive income	$8,164	$46,853	$2,893	$(49,719)	$8,191
Comprehensive income attributable to noncontrolling interest	—	—	(27)	—	(27)
Total comprehensive income attributable to Navios Holdings common stockholders	$8,164	$46,853	$2,866	$(49,719)	$8,164

Other Financial information Balance Sheet
Balance Sheet as of June 30, 2013	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$52,530	$94,023	$124,544	$—	$271,097
Restricted cash	5,139	872	—	—	6,011
Accounts receivable, net	—	51,471	31,431	—	82,902
Intercompany receivables	—	—	71,305	(71,305)	—
Due from affiliate companies	3,000	15,589	—	—	18,589
Prepaid expenses and other current assets, including inventories	1,044	61,177	28,101	—	90,322
Total current assets	61,713	223,132	255,381	(71,305)	468,921
Vessels, port terminals and other fixed assets, net	—	1,359,566	362,413	—	1,721,979
Investments in subsidiaries	1,629,934	282,653	—	(1,912,587)	—
Investment in available for sale securities	—	17,474	—	—	17,474
Investment in affiliates	291,629	621	10,853	—	303,103
Long-term receivable from affiliate companies	—	35,290	—	—	35,290
Other long term assets	14,728	23,207	27,218	—	65,153
Goodwill and other intangibles	93,789	104,257	163,725	—	361,771
Total non-current assets	2,030,080	1,823,068	564,209	(1,912,587)	2,504,770
Total assets	$2,091,793	$2,046,200	$819,590	$(1,983,892)	$2,973,691

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$46,236	$37,707	$—	$83,943
Accrued expenses	18,022	36,085	19,323	—	73,430
Deferred income and cash received in advance	—	5,734	2,556	—	8,290
Intercompany payables	30,673	35,045	5,587	(71,305)	—
Current portion of capital lease obligations	—	—	1,376	—	1,376
Current portion of long term debt	2,706	11,480	69	—	14,255
Total current liabilities	51,401	134,580	66,618	(71,305)	181,294
Long term debt, net of current portion	872,409	238,315	293,749	—	1,404,473
Capital lease obligations, net of current portion	—	—	23,074	—	23,074
Unfavorable lease terms	—	29,540	—	—	29,540
Other long term liabilities and deferred income	—	21,673	10,445	—	32,118
Deferred tax liability	—	—	14,687	—	14,687
Total non-current liabilities	872,409	289,528	341,955	—	1,503,892
Total liabilities	923,810	424,108	408,573	(71,305)	1,685,186
Noncontrolling interest	—	—	120,522	—	120,522
Total Navios Holdings stockholders' equity	1,167,983	1,622,092	290,495	(1,912,587)	1,167,983
Total liabilities and stockholders' equity	$2,091,793	$2,046,200	$819,590	$(1,983,892)	$2,973,691

Balance Sheet as of December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$79,213	$133,116	$45,539	$—	$257,868
Restricted cash	14,278	10,426	—	—	24,704
Accounts receivable, net	—	56,599	29,122	—	85,721
Intercompany receivables	49,852	—	71,379	(121,231)	—
Due from affiliate companies	1,300	49,974	—	(437)	50,837
Prepaid expenses and other current assets, including inventories	—	27,502	23,935	—	51,437
Total current assets	144,643	277,617	169,975	(121,668)	470,567
Vessels, port terminals and other fixed assets, net	—	1,390,455	356,038	—	1,746,493
Loan receivable from affiliate company	35,000	—	—	—	35,000
Investments in subsidiaries	1,626,699	276,042	—	(1,902,741)	—
Investment in available for sale securities	—	559	—	—	559
Investment in affiliates	187,008	442	9,841	—	197,291
Long-term receivable from affiliate companies	—	57,701	—	—	57,701
Other long term assets	16,212	29,077	19,168	—	64,457
Goodwill and other intangibles	95,183	110,690	163,521	—	369,394
Total non-current assets	1,960,102	1,864,966	548,568	(1,902,741)	2,470,895
Total assets	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$—	$25,440	$38,481	$—	$63,921
Accrued expenses	18,142	40,411	17,128	—	75,681
Deferred income and cash received in advance	—	12,322	3,004	—	15,326
Due to affiliate companies	—	—	437	(437)	—
Intercompany payables	—	115,335	5,896	(121,231)	—
Current portion of capital lease obligations	—	—	1,353	—	1,353
Current portion of long term debt	5,433	27,593	69	—	33,095
Total current liabilities	23,575	221,101	66,368	(121,668)	189,376
Long term debt, net of current portion	874,794	249,794	200,529	—	1,325,117
Capital lease obligations, net of current portion	—	—	23,759	—	23,759
Unfavorable lease terms	—	32,006	—	—	32,006
Other long term liabilities and deferred income	—	19,211	10,432	—	29,643
Deferred tax liability	—	—	18,522	—	18,522
Total non-current liabilities	874,794	301,011	253,242	—	1,429,047
Total liabilities	898,369	522,112	319,610	(121,668)	1,618,423
Noncontrolling interest	—	—	116,663	—	116,663
Total Navios Holdings stockholders' equity	1,206,376	1,620,471	282,270	(1,902,741)	1,206,376
Total liabilities and stockholders' equity	$2,104,745	$2,142,583	$718,543	$(2,024,409)	$2,941,462

Other Financial Information Cash Flow Statement

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2013	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(4,453)	$38,605	$7,199	$—	$41,351

Cash flows from investing activities
Acquisition of intangible assets	—	—	(2,092)	—	(2,092)
Acquisition of investments in affiliates	(110,001)	—	(1,494)	—	(111,495)
Loan repayment from affiliate company	35,000	—	—	—	35,000
Decrease in long-term receivable from affiliate companies	—	4,453	—	—	4,453
Purchase of property and equipment	—	(435)	(15,692)	—	(16,127)
Net cash used in investing activities	(75,001)	4,018	(19,278)	—	(90,261)

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	61,991	(63,485)	1,494	—	—
Issuance of common stock	279	—	—	—	279
Proceeds from issuance of senior notes including premium, net of debt issuance costs	—	—	90,284	—	90,284
Repayment of long-term debt	(5,433)	(27,593)	(32)	—	(33,058)
Dividends paid	(13,205)	—	—	—	(13,205)
Decrease in restricted cash	9,139	9,362	—	—	18,501
Payments of obligations under capital leases	—	—	(662)	—	(662)
Net cash provided by/(used in) financing activities	52,771	(81,716)	91,084	—	62,139
Net (decrease)/increase in cash and cash equivalents	(26,683)	(39,093)	79,005	—	13,229
Cash and cash equivalents, at beginning of period	79,213	133,116	45,539	—	257,868
Cash and cash equivalents, at end of period	$52,530	$94,023	$124,544	$—	$271,097

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2012	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$25,569	$(3,894)	$15,968	$—	$37,643

Cash flows from investing activities
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Acquisition of investments in affiliates	—	—	(1,472)	—	(1,472)
Loan repayment from affiliate company	5,000	—	—	—	5,000
Increase in long-term receivable from affiliate companies	—	(1,906)	—	—	(1,906)
Proceeds from sale of assets	—	59,500	—	—	59,500
Purchase of property and equipment	—	(1,189)	(7,346)	—	(8,535)
Net cash provided by/(used in) investing activities	5,000	18,048	(8,818)	—	14,230

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	31,278	(59,500)	28,222	—	—
Issuance of common stock	93	—	—	—	93
Proceeds from long-term loan, net of deferred finance fees	—	50,759	—	—	50,759
Repayment of long-term debt	(20,656)	(40,541)	(31,035)	—	(92,232)
Dividends paid	(13,141)	—	—	—	(13,141)
(Increase)/decrease in restricted cash	(4,801)	6,299	—	—	1,498
Payments of obligations under capital leases	—	—	(851)	—	(851)
Net cash used in financing activities	(7,227)	(42,983)	(3,664)	—	(53,874)
Net increase/(decrease) in cash and cash equivalents	23,342	(28,829)	3,486	—	(2,001)
Cash and cash equivalents, at beginning of period	74,160	56,406	40,530	—	171,096
Cash and cash equivalents, at end of period	$97,502	$27,577	$44,016	$—	$169,095

DESCRIPTION OF BUSINESS (Details)	6 Months Ended
Jun. 30, 2013
DESCRIPTION OF BUSINESS [Abstract]
Percentage Of Navios Holdings Ownership In Navios Logistics	63.80%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Percentage Of Navios Holdings Ownership In Navios Logistics	63.80%
Percentage in all subsidiaries except for Navios Logistics	100.00%
Scrap value of vessels per USD per LWT	$ 340	$ 285
Income Tax Rate Paraguay	10.00%
Navios Logistics tax benefit from reversal of deferred tax liability	4,278,000
Paraguyan Subsidiaries Retained Net Losses Offset Due To Merger	$ 43,475,000
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	23.40%	25.20%
General Partner Interest	2.00%
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	51.60%
Acropolis Chartering and Shipping Inc.
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	50.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table) (Details)	6 Months Ended
Jun. 30, 2013
Vessels | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	25 years
Vessels | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	25 years
Port facilities and transfer station | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	40 years
Port facilities and transfer station | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	3 years
Tanker vessels barges and pushboats | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	44 years
Tanker vessels barges and pushboats | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	15 years
Furniture, fixtures and equipment | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	10 years
Furniture, fixtures and equipment | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	3 years
Computer equipment and software | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	5 years
Computer equipment and software | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	5 years
Leasehold improvements | Maximum
Useful life [Line Items]
Property Plant And Equipment Useful Life	6 years
Leasehold improvements | Minimum
Useful life [Line Items]
Property Plant And Equipment Useful Life	0 years

VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Abstract]
Payments Tank Barges Under Construction	$ 3,257
Construction Cost For Conveyor Belt	10,138
Total Acquisition Price For Three Pushboats	$ 20,150

VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Cost
Balance December 31, 2012	$ 2,087,441
Additions	16,795
Write-off	(22)
Balance June 30, 2013	2,104,214
Accumulated Depreciation
Balance December 31, 2012	(340,948)
Additions	(41,309)
Write-off	22
Balance June 30, 2013	(382,235)
Net Book Value
Balance December 31, 2012	1,746,493
Additions	(24,514)
Write-off	0
Balance June 30, 2013	$ 1,721,979

INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Favorable LeaseTerms Purchase Options For Vessels	$ 21,782		$ 21,782
Intangible liabilities purchase options held by third parties	9,405		9,405
Acquisition of Energias			2,092	0
Favorable lease terms write off			3,780
Amortization Of Intangible Assets	$ 3,639	$ 4,463	$ 7,247	$ 8,852

INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of Intangibles (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets
Acquisition Cost	$ 379,117	$ 380,805
Accumulated amortization	(177,682)	(171,747)
Total Intangible assets net book value	201,435	209,058
Unfavorable lease terms
Acquisition Cost	(121,028)	(121,028)
Accumulated amortization	91,488	89,022
Unfavorable lease terms net book value	(29,540)	(32,006)
Total Intangibles net book value	$ 171,895	$ 177,052

INTANGIBLE ASSETS OTHER THAN GOODWILL - Future Amortization (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Year One	$ 14,532
Year Two	14,131
Year Three	15,139
Year Four	15,368
Year Five	7,404
Thereafter	92,944
Total	$ 159,518

BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
BORROWINGS [Abstact]
Debt Weighted Average Interest Rate	7.81%	7.13%	7.81%	7.10%
Navios Logistics revolving facility terminated after restructuring agreement issuance date			Mar 20, 2012
Secured credit facilities
Debt Instrument [Line Items]
Debt Instrument Interest Rate Terms			LIBOR plus spread ranging from 1.75% to 3.60% per annum
Line Of Credit Facility Frequency Of Payment And Payment Terms			The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from October 2014 to May 2022.
Secured Debt Advance Payments			28,619
Debt Instrument Covenant Description			The credit facilities require compliance with a number of financial and security value maintenance covenants, including: loan-to-value ratio covenants based on either charter-adjusted valuations or charter-free valuations, debt coverage ratios and minimum liquidity. One of the facilities also requires that Angeliki Frangou, the Company's Chairman and Chief Executive Officer, beneficially owns at a minimum 20% of the issued stock of the Company. The credit facilities also contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covnants contained in the indenture governing the 2019 Notes (as defined below). It is an event of default under the credit facilities if such covenants are not complied with.
Senior Notes Due 2019
Debt Instrument [Line Items]
Debt Instrument Interest Rate Terms			fixed rate of 8.125%
Debt Instrument Maturity Date			Feb 15, 2019
Debt Instrument Issuance Date1			Jan 28, 2011
Redemption terms			The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2019 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2019 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the 2019 Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Ship Mortgage Notes
Debt Instrument [Line Items]
Debt Instrument Interest Rate Terms			fixed rate of 8.875%
Debt Instrument Maturity Date			Nov 1, 2017
Initial Debt Instrument Amount	400,000		400,000
Debt Instrument Issuance Date1			Nov 1, 2009
Debt Instrument Add On Issuance Date	Jul 1, 2012		Jul 1, 2012
Redemption terms			The Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015. Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount.
Debt Instrument Increase Additional Borrowings			88,000
Debt Instrument Collateral			mortgage on 17 vessels
Logistics Senior Notes
Debt Instrument [Line Items]
Debt Instrument Interest Rate Terms			fixed rate of 9.25%
Debt Instrument Maturity Date			Apr 15, 2019
Initial Debt Instrument Amount	200,000		200,000
Debt Instrument Covenant Description			The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.
Debt Instrument Issuance Date1			Apr 12, 2011
Debt Instrument Add On Issuance Date	Mar 1, 2013		Mar 1, 2013
Debt Instrument Effectiveness Date	Jul 2, 2013		Jul 2, 2013
Exchange Offer Completion Date	Aug 5, 2013		Aug 5, 2013
Redemption terms			The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co- Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Debt Instrument Increase Additional Borrowings			90,000
Additional Logistics Senior Notes Issuance Price	103.75%		103.75%
Privately Placed Notes Tendered For Exchange Percentage	100.00%		100.00%

BORROWINGS - Schedule of Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
BORROWINGS [Abstact]
Secured credit facilities	$ 290,447	$ 323,473
Senior notes due 2019	350,000	350,000
Ship mortgage notes	488,000	488,000
Logistics Senior notes	290,000	200,000
Navios Logistics other long-term loans	567	598
Total borrowings	1,419,014	1,362,071
Plus: unamortized premium	3,251	0
Less: unamortized discount	(3,537)	(3,859)
Less: current portion	(14,255)	(33,095)
Total long-term borrowings	$ 1,404,473	$ 1,325,117

BORROWINGS - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
BORROWINGS [Abstact]
June 30, 2014	$ 14,255
June 30, 2015	60,976
June 30, 2016	21,885
June 30, 2017	42,335
June 30, 2018	507,676
June 30, 2019 and thereafter	771,887
Total borrowings	$ 1,419,014	$ 1,362,071

DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Net Losses From FFAs	$ 87	$ 76	$ 260	$ 202
Unrealized Loss (Gain) On FFA Derivatives	$ (88)	$ 131	$ 69	$ 252

DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 271,097	$ 257,868
Restricted cash	6,011	24,704
Accounts receivable, net	82,902	85,721
Investments in available-for-sale-securities	17,474	559
Forward Freight Agreements, net	0	1,275
Loan receivable from affiliate company	0	35,000
Long-term receivable from affiliate companies	35,290	57,701
Accounts payable	(83,943)	(63,921)
Capital lease obligations, including current portion	(24,450)	(25,112)
Senior and ship mortgage notes including premium and net of discount	(1,127,714)	(1,034,141)
Long-term debt, including current portion	(291,014)	(324,071)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	271,097	257,868
Restricted cash	6,011	24,704
Accounts receivable, net	82,902	85,721
Investments in available-for-sale-securities	17,474	559
Forward Freight Agreements, net	0	1,275
Loan receivable from affiliate company	0	35,000
Long-term receivable from affiliate companies	35,290	57,701
Accounts payable	(83,943)	(63,921)
Capital lease obligations, including current portion	(24,450)	(25,112)
Senior and ship mortgage notes including premium and net of discount	(1,153,428)	(973,940)
Long-term debt, including current portion	$ (291,014)	$ (324,071)

DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS - Assets/ Liabilities Measured at Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
FFAs		$ 1,275
Investments in available-for-sale-securities	17,474	559
Total	17,474	1,834
Total
Assets
FFAs		1,275
Investments in available-for-sale-securities	17,474	559
Total	$ 17,474	$ 1,834

DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 271,097	$ 257,868
Restricted cash	6,011	24,704
Senior and ship mortgage notes including premium and net of discount	(1,153,428)	(973,940)
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Capital lease obligations, including current portion	(24,450)	(25,112)
Long-term debt, including current portion	(291,014)	(324,071)
Loan receivable from affiliate company		35,000
Long-term receivable from affiliate companies	35,290	57,701
Total
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	271,097	257,868
Restricted cash	6,011	24,704
Senior and ship mortgage notes including premium and net of discount	(1,153,428)	(973,940)
Capital lease obligations, including current portion	(24,450)	(25,112)
Long-term debt, including current portion	(291,014)	(324,071)
Loan receivable from affiliate company		35,000
Long-term receivable from affiliate companies	$ 35,290	$ 57,701

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Letters of Guarantee and Letters of Credit	$ 590	$ 590
Navios Logistics Guarantee	12,000
Navios Logistics Guarantee Ultimate Expiration Date	Mar. 01, 2014
Liability related to pre-acquisition contingencies	1,004	1,039
Charter-In Vessels Ultimate Expiration Date	Apr. 30, 2026
Contractual Obligations Port Expansion Project	1,523
Contractual Obligations Three Pushboats	20,150
Contractual Obligations Acquisition Of Chartered In Fleet	$ 12,813

COMMITMENTS AND CONTINGENCIES - Future Minimum Commitments - Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Operating Leased Assets [Line Items]
June 30, 2014	$ 98,556
June 30, 2015	69,703
June 30, 2016	67,199
June 30, 2017	69,596
June 30, 2018	66,788
June 30, 2019 and thereafter	239,379
Total	611,221
In Operation
Operating Leased Assets [Line Items]
June 30, 2014	94,308
June 30, 2015	61,975
June 30, 2016	53,199
June 30, 2017	49,320
June 30, 2018	46,512
June 30, 2019 and thereafter	121,863
Total	427,177
To be delivered
Operating Leased Assets [Line Items]
June 30, 2014	4,248
June 30, 2015	7,728
June 30, 2016	14,000
June 30, 2017	20,276
June 30, 2018	20,276
June 30, 2019 and thereafter	117,516
Total	$ 184,044

COMMITMENTS AND CONTINGENCIES - Future Minimum Commitments - Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
June 30, 2014	$ 26,976
June 30, 2015	3,690
June 30, 2016	3,820
Total	$ 34,486

TRANSACTIONS WITH RELATED PARTIES (Details)	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Navios Partners USD ($)	Jun. 30, 2012 Navios Partners USD ($)	Jun. 30, 2013 Navios Partners USD ($)	Jun. 30, 2012 Navios Partners USD ($)	Dec. 31, 2012 Navios Partners USD ($)	Jun. 30, 2013 Navios Acquisition USD ($)	Jun. 30, 2012 Navios Acquisition USD ($)	Jun. 30, 2013 Navios Acquisition USD ($)	Jun. 30, 2012 Navios Acquisition USD ($)	Dec. 31, 2012 Navios Acquisition USD ($)	Jun. 30, 2013 Navios Logistics USD ($)	Jun. 30, 2012 Navios Logistics USD ($)	Jun. 30, 2013 Navios Logistics USD ($)	Jun. 30, 2012 Navios Logistics USD ($)	Jun. 30, 2013 Panamax USD ($)	Jun. 30, 2013 Capesize USD ($)	Jun. 30, 2013 Ultra Handymax USD ($)	Jun. 30, 2013 Mr2 Product Tanker Chemical Tanker USD ($)	Jun. 30, 2013 Lr1 Product Tanker USD ($)	Jun. 30, 2013 VLCC USD ($)	Jun. 30, 2013 Navios Apollon	Jun. 30, 2013 Navios Prosperity	Jun. 30, 2013 Navios Libra	Jun. 30, 2013 Navios Felicity	Jun. 30, 2013 Navios Aldebaran
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Annual Office Rent Expense Navios Holdings			$ 1,213,000	€ 927,000
Expiration Lease Date In Year			2017 and 2019	2017 and 2019
Balance due from affiliates, total	53,879,000		53,879,000			108,538,000
Commissions paid to Acropolis	30,000	0	40,000		48,000
Acropolis balance included in trade accounts payable	75,000		75,000			115,000
Charter Hire Expense From Navios Partners Chartered In Vessels	4,366,000	1,529,000	7,697,000		2,088,000
Maximum Payout Under Navios Partners Guarantee	20,000,000		20,000,000
Unamortized deferred gain	24,388,000		24,388,000			28,459,000
Deferred gain recognised in Equity in net earnings of affiliated companies	1,370,000	4,684,000	4,071,000		7,399,000
Borrowing Limit Of Credit Facility To Navios Acquisition	40,000,000		40,000,000
Navios Acquisition Credit Facility Interest Rate			Libor plus 300 basis points	Libor plus 300 basis points
Credit facility maturity date			Dec 1, 2014	Dec 1, 2014
Loan receivable from affiliate company	0		0			35,000,000
Charter In Details [Line Items]
Lease Agreement Date																											Feb 1, 2012	May 1, 2012	Sep 1, 2012	May 8, 2013	May 25, 2013
Lease Term In Years																											2	1	3	1	0.5
Lease Rate Terms																											net daily rate of $12,500 per day for the first year and $13,500 net per day for the second year, plus 50/50 profit sharing based on actual earnings	net daily rate of $12,000 per day, plus profit sharing. The owners will receive 100% of the first $1,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party	a net daily rate of $12,000 per day, plus 50/50 profit sharing based on actual earnings	net daily rate of $12,000 per day, plus 50/50 profit sharing based on actual earnings	net daily rate of $11,000 per day, plus profit sharing. The owners will receive 100% of the first $2,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party
Management Fees Daily Rates [Line Items]
Management Fee Daily Rate																					4,600	5,700	4,700	6,000	7,000	10,000
Related Parties Events [Line Items]
General And Administrative Fees Charged							1,050,000	909,000	2,100,000	1,809,000		755,000	492,000	1,414,000	976,000		190,000	150,000	360,000	300,000
Management fees charged							8,585,000	7,322,000	17,077,000	14,557,000		15,826,000	11,102,000	29,924,000	22,057,000
Due from affiliate companies	18,589,000		18,589,000			50,837,000	15,027,000		15,027,000		21,716,000	3,562,000		3,562,000		29,121,000
Long term receivable from affiliate companies	$ 35,290,000		$ 35,290,000			$ 57,701,000						$ 35,290,000		$ 35,290,000		$ 57,701,000
Maturity date of agreement														May 28, 2015
Fixed Fee Period End Date									Dec 31, 2013
Reimbursement Period For All Actual Operating Costs Expenses														Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 5, 2015, bearing interest of 1% over LIBOR. Navios Acquisition may, upon request, reimburse the manager partially or fully for any fixed management fees outstanding for a period of not more than nine months at a later date, but no later than December 31, 2014, bearing interest of 1% over LIBOR
Related Party Transaction Terms And Manner Of Settlement														Fixed up to $300 per vessel and at cost for VLCC vessels
Term of administrative services management agreement																			5 years

SEGMENT INFORMATION (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 125,572	$ 172,079	$ 259,409	$ 324,093
Loss on derivatives	(87)	(76)	(260)	(202)
Interest income/expense and finance cost, net	(27,372)	(25,306)	(52,730)	(50,546)
Depreciation and amortization	(24,233)	(25,872)	(48,556)	(51,706)
Equity in net earnings of affiliated companies	4,127	8,058	18,250	16,633
Net (loss)/income attributable to Navios Holdings common stockholders	(15,881)	5,285	(26,036)	14,744
Total assets	2,973,691	2,878,470	2,973,691	2,878,470	2,941,462
Capital expenditures	(8,733)	(8,138)	(18,219)	(46,892)
Goodwill	160,336	160,336	160,336	160,336	160,336
Investments in affiliates	303,103	188,070	303,103	188,070	197,291
Cash and cash equivalents	271,097	169,095	271,097	169,095	257,868	171,096
Restricted cash	6,011	9,521	6,011	9,521	24,704
Long term debt (including current and non-current portion)	1,418,728	1,413,847	1,418,728	1,413,847
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	62,105	98,787	122,712	200,653
Loss on derivatives	(87)	(76)	(260)	(202)
Interest income/expense and finance cost, net	(20,715)	(20,176)	(40,692)	(40,494)
Depreciation and amortization	(18,454)	(19,753)	(36,684)	(38,785)
Equity in net earnings of affiliated companies	4,127	8,058	18,250	16,633
Net (loss)/income attributable to Navios Holdings common stockholders	(18,704)	3,758	(32,647)	14,739
Total assets	2,422,071	2,447,063	2,422,071	2,447,063
Capital expenditures	(338)	(4,429)	(435)	(39,546)
Goodwill	56,240	56,240	56,240	56,240
Investments in affiliates	303,103	188,070	303,103	188,070
Cash and cash equivalents	146,554	125,079	146,554	125,079
Restricted cash	6,011	9,521	6,011	9,521
Long term debt (including current and non-current portion)	1,124,910	1,213,214	1,124,910	1,213,214
Logistics Business
Segment Reporting Information [Line Items]
Revenue	63,467	73,292	136,697	123,440
Interest income/expense and finance cost, net	(6,657)	(5,130)	(12,038)	(10,052)
Depreciation and amortization	(5,779)	(6,119)	(11,872)	(12,921)
Net (loss)/income attributable to Navios Holdings common stockholders	2,823	1,527	6,611	5
Total assets	551,620	431,407	551,620	431,407
Capital expenditures	(8,395)	(3,709)	(17,784)	(7,346)
Goodwill	104,096	104,096	104,096	104,096
Cash and cash equivalents	124,543	44,016	124,543	44,016
Long term debt (including current and non-current portion)	$ 293,818	$ 200,633	$ 293,818	$ 200,633

(LOSS)/EARNINGS PER COMMON SHARE (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
Dilutive potential common shares	2,283,704	2,074,295
Convertible preferred stock	8,479,000	8,479,000

(LOSS)/EARNINGS PER COMMON SHARE (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$ (15,881)	$ 5,285	$ (26,036)	$ 14,744
Less: Dividend on Preferred Stock	(423)	(423)	(841)	(850)
(Loss)/income available to Navios Holdings common stockholders, basic	(16,304)	4,862	(26,877)	13,894
Plus: Dividend on Preferred Stock	0	423	0	850
(Loss)/income available to Navios Holdings common stockholders, diluted	$ (16,304)	$ 5,285	$ (26,877)	$ 14,744
Denominator:
Denominator for basic net income per share attributable to Navios Holdings common stockholders - weighted average shares	101,783,378	101,205,545	101,771,451	101,198,855
Dilutive potential common shares - weighted average restricted stock and restricted units		1,308,615		1,324,897
Convertible preferred stock and convertible debt		8,479,000		8,479,000
Dilutive effect of securities		9,787,615		9,816,051
Denominator for diluted net income per share attributable to Navios Holdings common stockholders - adjusted weighted shares and assumed conversions	101,783,378	110,993,160	101,771,451	111,014,906
Basic net (loss)/income per share attributable to Navios Holdings common stockholders	$ (0.16)	$ 0.05	$ (0.26)	$ 0.14
Diluted net (loss)/income per share attributable to Navios Holdings common stockholders	$ (0.16)	$ 0.05	$ (0.26)	$ 0.13

INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES - Affiliates (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jul. 10, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Navios Partners	Jun. 30, 2012 Navios Partners	Jun. 30, 2013 Navios Partners	Jun. 30, 2012 Navios Partners	Dec. 31, 2012 Navios Partners	Jun. 30, 2013 Navios Acquisition	Jun. 30, 2012 Navios Acquisition	Jun. 30, 2013 Navios Acquisition	Jun. 30, 2012 Navios Acquisition	Dec. 31, 2012 Navios Acquisition	Jun. 30, 2013 Acropolis Chartering and Shipping Inc.	Jun. 30, 2012 Acropolis Chartering and Shipping Inc.	Jun. 30, 2013 Acropolis Chartering and Shipping Inc.	Jun. 30, 2012 Acropolis Chartering and Shipping Inc.	Dec. 31, 2012 Acropolis Chartering and Shipping Inc.
Schedule Of Equity Method Investments [Line Items]
Investments carrying amount under equity method		$ 303,103	$ 188,070	$ 197,291	$ 108,229		$ 108,229		$ 103,953	$ 194,252		$ 194,252		$ 92,896	$ 599		$ 599		$ 420
Difference between carrying amount of investment and underlying equity in net assets of equity method investee					47,383		47,383			26,022		26,022
Dividends received					7,343	6,733	14,685	13,397		2,999	1,301	5,177	2,601		0	0	0	140
Shares Issued By Affiliate							5,175,000					68,123,503
Shares Purchased							105,613					33,982,656
Equity Method Investment Ownership Percentage					23.40%		23.40%		25.20%	51.60%		51.60%			50.00%		50.00%
Voting Interest In Navios Acquisition										48.20%		48.20%
Number of common units held					14,223,763		14,223,763
Percentage of common units held					21.40%		21.40%
General Partner Interest					2.00%		2.00%
Navios Holdings Percentage To Acropolis Distribution															35.00%		35.00%
Additions Investments in Affiliates	750	111,495	1,472				1,494					110,001
Gain/(Loss) from issuance of shares from equity method investee							$ 7,963					$ (5,049)

INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES - Available-For-Sale Securities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
Other Income, Related to Compensation	$ 12,511
KLC Shares Retained	314,077	138,479
Investments in available for sale securities	17,474	559
Accumulated other comprehensive loss	$ (1,358)	$ (558)

INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Navios Partners
Balance Sheet
Current assets	$ 86,245		$ 86,245		$ 70,033
Non-current assets	948,415		948,415		884,919
Current liabilities	26,258		26,258		60,276
Non-current liabilities	342,559		342,559		275,982
Income Statement
Revenue	49,154	49,122	99,435	97,109
Net income/(loss)	19,511	16,681	35,757	33,618
Navios Acquisition
Balance Sheet
Current assets	131,009		131,009		71,795
Non-current assets	1,384,833		1,384,833		1,298,849
Current liabilities	50,573		50,573		67,828
Non-current liabilities	1,027,406		1,027,406		1,071,512
Income Statement
Revenue	47,057	35,945	91,229	71,662
Net income/(loss)	$ (1,536)	$ (1,928)	$ (801)	$ (2,716)

OTHER FINANCIAL INFORMATION (Details)	6 Months Ended
Jun. 30, 2013
OTHER FINANCIAL INFORMATION [Abstract]
Percentage in all subsidiaries except for Navios Logistics	100.00%

OTHER FINANCIAL INFORMATION - Statement of Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Financial Statements Captions [Line Items]
Revenue	$ 125,572	$ 172,079	$ 259,409	$ 324,093
Time charter, voyage and logistics business expenses	(65,632)	(73,215)	(135,640)	(134,932)
Direct vessel expenses	(26,444)	(33,042)	(54,139)	(59,050)
General and administrative expenses	(9,873)	(12,473)	(18,835)	(25,026)
Depreciation and amortization	(24,233)	(25,872)	(48,556)	(51,706)
Interest income/expense and finance cost, net	(27,372)	(25,306)	(52,730)	(50,546)
Loss on derivatives	(87)	(76)	(260)	(202)
Gain on sale of assets	18	323	18	323
Other (expense)/income, net	9,865	(2,854)	6,734	(4,221)
(Loss)/income before equity in net earnings of affiliated companies	(18,186)	(436)	(43,999)	(1,267)
Equity in net earnings of affiliated companies	4,127	8,058	18,250	16,633
(Loss)/income before taxes	(14,059)	7,622	(25,749)	15,366
Income tax (expense)/benefit	(128)	(1,449)	3,572	(595)
Net (loss)/income	(14,187)	6,173	(22,177)	14,771
Less: Net income attributable to the noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Net (loss)/income attributable to Navios Holdings common stockholders	(15,881)	5,285	(26,036)	14,744
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(1,035)	(333)	(800)	(422)
Reclassification to investments in affiliates	0	0	0	(6,158)
Total other comprehensive loss	(1,035)	(333)	(800)	(6,580)
Total comprehensive (loss)/income	(15,222)	5,840	(22,977)	8,191
Comprehensive income attributable to noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(16,916)	4,952	(26,836)	8,164
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(1,420)	(3,378)	(2,890)	(7,151)
Depreciation and amortization	(701)	(701)	(1,394)	(1,401)
Interest income/expense and finance cost, net	(19,103)	(16,463)	(37,403)	(32,730)
Other (expense)/income, net	(6)	18	31	(216)
(Loss)/income before equity in net earnings of affiliated companies	(21,230)	(20,524)	(41,656)	(41,498)
Income from subsidiaries	3,504	22,873	3,235	47,947
Equity in net earnings of affiliated companies	1,845	2,936	12,385	8,295
(Loss)/income before taxes	(15,881)	5,285	(26,036)	14,744
Net (loss)/income	(15,881)	5,285	(26,036)	14,744
Net (loss)/income attributable to Navios Holdings common stockholders	(15,881)	5,285	(26,036)	14,744
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(1,035)	(333)	(800)	(422)
Reclassification to investments in affiliates				(6,158)
Total other comprehensive loss	(1,035)	(333)	(800)	(6,580)
Total comprehensive (loss)/income	(16,916)	4,952	(26,836)	8,164
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(16,916)	4,952	(26,836)	8,164
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	62,104	96,474	122,711	195,556
Time charter, voyage and logistics business expenses	(41,565)	(39,933)	(76,104)	(80,097)
Direct vessel expenses	(9,634)	(13,546)	(19,105)	(23,254)
General and administrative expenses	(4,912)	(5,828)	(9,334)	(10,929)
Depreciation and amortization	(17,752)	(18,521)	(35,289)	(36,216)
Interest income/expense and finance cost, net	(1,612)	(3,211)	(3,289)	(7,068)
Loss on derivatives	(87)	(76)	(260)	(202)
Gain on sale of assets		323		323
Other (expense)/income, net	11,928	(166)	11,570	(557)
(Loss)/income before equity in net earnings of affiliated companies	(1,530)	15,516	(9,100)	37,556
Income from subsidiaries	2,823	2,307	6,611	2,194
Equity in net earnings of affiliated companies	1,442	4,788	4,251	7,666
(Loss)/income before taxes	2,735	22,611	1,762	47,416
Income tax (expense)/benefit	(71)	(72)	(141)	(141)
Net (loss)/income	2,664	22,539	1,621	47,275
Net (loss)/income attributable to Navios Holdings common stockholders	2,664	22,539	1,621	47,275
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(1,035)	(333)	(800)	(422)
Total other comprehensive loss	(1,035)	(333)	(800)	(422)
Total comprehensive (loss)/income	1,629	22,206	821	46,853
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	1,629	22,206	821	46,853
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	63,468	75,605	136,698	128,537
Time charter, voyage and logistics business expenses	(24,067)	(33,282)	(59,536)	(54,835)
Direct vessel expenses	(16,810)	(19,496)	(35,034)	(35,796)
General and administrative expenses	(3,541)	(3,267)	(6,611)	(6,946)
Depreciation and amortization	(5,780)	(6,650)	(11,873)	(14,089)
Interest income/expense and finance cost, net	(6,657)	(5,632)	(12,038)	(10,748)
Gain on sale of assets	18		18
Other (expense)/income, net	(2,057)	(2,706)	(4,867)	(3,448)
(Loss)/income before equity in net earnings of affiliated companies	4,574	4,572	6,757	2,675
Equity in net earnings of affiliated companies	840	334	1,614	672
(Loss)/income before taxes	5,414	4,906	8,371	3,347
Income tax (expense)/benefit	(57)	(1,377)	3,713	(454)
Net (loss)/income	5,357	3,529	12,084	2,893
Less: Net income attributable to the noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Net (loss)/income attributable to Navios Holdings common stockholders	3,663	2,641	8,225	2,866
Other Comprehensive loss
Total comprehensive (loss)/income	5,357	3,529	12,084	2,893
Comprehensive income attributable to noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	3,663	2,641	8,225	2,866
Eliminations
Condensed Financial Statements Captions [Line Items]
Income from subsidiaries	(6,327)	(25,180)	(9,846)	(50,141)
(Loss)/income before taxes	(6,327)	(25,180)	(9,846)	(50,141)
Net (loss)/income	(6,327)	(25,180)	(9,846)	(50,141)
Net (loss)/income attributable to Navios Holdings common stockholders	(6,327)	(25,180)	(9,846)	(50,141)
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	1,035	333	800	422
Total other comprehensive loss	1,035	333	800	422
Total comprehensive (loss)/income	(5,292)	(24,847)	(9,046)	(49,719)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (5,292)	$ (24,847)	$ (9,046)	$ (49,719)

OTHER FINANCIAL INFORMATION - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 271,097	$ 257,868	$ 169,095	$ 171,096
Restricted cash	6,011	24,704	9,521
Accounts receivable, net	82,902	85,721
Due from affiliate companies	18,589	50,837
Prepaid expenses and other current assets, including inventories	90,322	51,437
Total current assets	468,921	470,567
Vessels, port terminals and other fixed assets, net	1,721,979	1,746,493
Loan receivable from affiliate company	0	35,000
Investments in available for sale securities	17,474	559
Investments in affiliates	303,103	197,291	188,070
Long-term receivable from affiliate companies	35,290	57,701
Other long term assets	65,153	64,457
Goodwill and other intangibles	361,771	369,394
Total non-current assets	2,504,770	2,470,895
Total assets	2,973,691	2,941,462
Current liabilities
Accounts payable	83,943	63,921
Accrued expenses	73,430	75,681
Deferred income and cash received in advance	8,290	15,326
Current portion of capital lease obligations	1,376	1,353
Current portion of long term debt	14,255	33,095
Total current liabilities	181,294	189,376
Long term debt, net of current portion	1,404,473	1,325,117
Capital lease obligations, net of current portion	23,074	23,759
Unfavorable lease terms	29,540	32,006
Other long term liabilities and deferred income	32,118	29,643
Deferred tax liability	14,687	18,522
Total non-current liabilities	1,503,892	1,429,047
Total liabilities	1,685,186	1,618,423
Noncontrolling interest	120,522	116,663
Total Navios Holdings stockholders' equity	1,167,983	1,206,376
Total liabilities and stockholders' equity	2,973,691	2,941,462
Navios Maritime Holdings Inc. Issuer
Current assets
Cash and cash equivalents	52,530	79,213	97,502	74,160
Restricted cash	5,139	14,278
Intercompany receivables		49,852
Due from affiliate companies	3,000	1,300
Prepaid expenses and other current assets, including inventories	1,044
Total current assets	61,713	144,643
Loan receivable from affiliate company		35,000
Investments in subsidiaries	1,629,934	1,626,699
Investments in affiliates	291,629	187,008
Other long term assets	14,728	16,212
Goodwill and other intangibles	93,789	95,183
Total non-current assets	2,030,080	1,960,102
Total assets	2,091,793	2,104,745
Current liabilities
Accrued expenses	18,022	18,142
Intercompany payables	30,673
Current portion of long term debt	2,706	5,433
Total current liabilities	51,401	23,575
Long term debt, net of current portion	872,409	874,794
Total non-current liabilities	872,409	874,794
Total liabilities	923,810	898,369
Total Navios Holdings stockholders' equity	1,167,983	1,206,376
Total liabilities and stockholders' equity	2,091,793	2,104,745
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	94,023	133,116	27,577	56,406
Restricted cash	872	10,426
Accounts receivable, net	51,471	56,599
Due from affiliate companies	15,589	49,974
Prepaid expenses and other current assets, including inventories	61,177	27,502
Total current assets	223,132	277,617
Vessels, port terminals and other fixed assets, net	1,359,566	1,390,455
Investments in subsidiaries	282,653	276,042
Investments in available for sale securities	17,474	559
Investments in affiliates	621	442
Long-term receivable from affiliate companies	35,290	57,701
Other long term assets	23,207	29,077
Goodwill and other intangibles	104,257	110,690
Total non-current assets	1,823,068	1,864,966
Total assets	2,046,200	2,142,583
Current liabilities
Accounts payable	46,236	25,440
Accrued expenses	36,085	40,411
Deferred income and cash received in advance	5,734	12,322
Intercompany payables	35,045	115,335
Current portion of long term debt	11,480	27,593
Total current liabilities	134,580	221,101
Long term debt, net of current portion	238,315	249,794
Unfavorable lease terms	29,540	32,006
Other long term liabilities and deferred income	21,673	19,211
Total non-current liabilities	289,528	301,011
Total liabilities	424,108	522,112
Total Navios Holdings stockholders' equity	1,622,092	1,620,471
Total liabilities and stockholders' equity	2,046,200	2,142,583
Non Guarantor Subsidiaries
Current assets
Cash and cash equivalents	124,544	45,539	44,016	40,530
Accounts receivable, net	31,431	29,122
Intercompany receivables	71,305	71,379
Prepaid expenses and other current assets, including inventories	28,101	23,935
Total current assets	255,381	169,975
Vessels, port terminals and other fixed assets, net	362,413	356,038
Investments in affiliates	10,853	9,841
Other long term assets	27,218	19,168
Goodwill and other intangibles	163,725	163,521
Total non-current assets	564,209	548,568
Total assets	819,590	718,543
Current liabilities
Accounts payable	37,707	38,481
Accrued expenses	19,323	17,128
Deferred income and cash received in advance	2,556	3,004
Due to affiliate companies		437
Intercompany payables	5,587	5,896
Current portion of capital lease obligations	1,376	1,353
Current portion of long term debt	69	69
Total current liabilities	66,618	66,368
Long term debt, net of current portion	293,749	200,529
Capital lease obligations, net of current portion	23,074	23,759
Other long term liabilities and deferred income	10,445	10,432
Deferred tax liability	14,687	18,522
Total non-current liabilities	341,955	253,242
Total liabilities	408,573	319,610
Noncontrolling interest	120,522	116,663
Total Navios Holdings stockholders' equity	290,495	282,270
Total liabilities and stockholders' equity	819,590	718,543
Eliminations
Current assets
Intercompany receivables	(71,305)	(121,231)
Due from affiliate companies		(437)
Total current assets	(71,305)	(121,668)
Investments in subsidiaries	(1,912,587)	(1,902,741)
Total non-current assets	(1,912,587)	(1,902,741)
Total assets	(1,983,892)	(2,024,409)
Current liabilities
Due to affiliate companies		(437)
Intercompany payables	(71,305)	(121,231)
Total current liabilities	(71,305)	(121,668)
Total liabilities	(71,305)	(121,668)
Total Navios Holdings stockholders' equity	(1,912,587)	(1,902,741)
Total liabilities and stockholders' equity	$ (1,983,892)	$ (2,024,409)

OTHER FINANCIAL INFORMATION - Cash Flow Statement (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	$ 41,351	$ 37,643
Cash flows from investing activities
Acquisition of intangible assets	(2,092)	0
Acquisition of vessels	0	(38,357)
Acquisition of investments in affiliates	(111,495)	(1,472)
Loan repayment from affiliate company	35,000	5,000
Decrease in long term receivable from affiliate companies	4,453	(1,906)
Proceeds from sale of assets	0	59,500
Purchase of property and equipment	(16,127)	(8,535)
Net cash provided by/(used in) investing activities	(90,261)	14,230
Cash flows from financing activities
Issuance of common stock	279	93
Proceeds from issuance of senior notes including premium, net of debt issuance costs	90,284	0
Proceeds from long-term loan, net of deferred finance fees	0	50,759
Repayment of long-term debt	(33,058)	(92,232)
Dividends paid	(13,205)	(13,141)
(Increase)/decrease in restricted cash	18,501	1,498
Payments of obligations under capital leases	(662)	(851)
Net cash provided by/(used in) financing activities	62,139	(53,874)
Net (decrease)/increase in cash and cash equivalents	13,229	(2,001)
Cash and cash equivalents, beginning of period	257,868	171,096
Cash and cash equivalents, end of period	271,097	169,095
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	(4,453)	25,569
Cash flows from investing activities
Acquisition of investments in affiliates	(110,001)
Loan repayment from affiliate company	35,000	5,000
Net cash provided by/(used in) investing activities	(75,001)	5,000
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	61,991	31,278
Issuance of common stock	279	93
Repayment of long-term debt	(5,433)	(20,656)
Dividends paid	(13,205)	(13,141)
(Increase)/decrease in restricted cash	9,139	(4,801)
Net cash provided by/(used in) financing activities	52,771	(7,227)
Net (decrease)/increase in cash and cash equivalents	(26,683)	23,342
Cash and cash equivalents, beginning of period	79,213	74,160
Cash and cash equivalents, end of period	52,530	97,502
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	38,605	(3,894)
Cash flows from investing activities
Acquisition of vessels		(38,357)
Decrease in long term receivable from affiliate companies	4,453	(1,906)
Proceeds from sale of assets		59,500
Purchase of property and equipment	(435)	(1,189)
Net cash provided by/(used in) investing activities	4,018	18,048
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	(63,485)	(59,500)
Proceeds from long-term loan, net of deferred finance fees		50,759
Repayment of long-term debt	(27,593)	(40,541)
(Increase)/decrease in restricted cash	9,362	6,299
Net cash provided by/(used in) financing activities	(81,716)	(42,983)
Net (decrease)/increase in cash and cash equivalents	(39,093)	(28,829)
Cash and cash equivalents, beginning of period	133,116	56,406
Cash and cash equivalents, end of period	94,023	27,577
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by/(used in) operating activities	7,199	15,968
Cash flows from investing activities
Acquisition of intangible assets	(2,092)
Acquisition of investments in affiliates	(1,494)	(1,472)
Purchase of property and equipment	(15,692)	(7,346)
Net cash provided by/(used in) investing activities	(19,278)	(8,818)
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	1,494	28,222
Proceeds from issuance of senior notes including premium, net of debt issuance costs	90,284
Repayment of long-term debt	(32)	(31,035)
Payments of obligations under capital leases	(662)	(851)
Net cash provided by/(used in) financing activities	91,084	(3,664)
Net (decrease)/increase in cash and cash equivalents	79,005	3,486
Cash and cash equivalents, beginning of period	45,539	40,530
Cash and cash equivalents, end of period	$ 124,544	$ 44,016

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		1 Months Ended	6 Months Ended		0 Months Ended	1 Months Ended	2 Months Ended
	Aug. 05, 2013	Jul. 10, 2013	Jul. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jul. 03, 2013 Dividend Received From Navios Acquistion	Aug. 13, 2013 Dividend Received Navios Partners	Aug. 19, 2013 Dividend Paid	Aug. 26, 2013 Navios Galileo
Subsequent Event [Line Items]
Dividend						$ 3,000	$ 7,342
Vessel Delivery Date									Aug 26, 2013
Vessel Acquisition Price									17,250
Vessel Year Built									2006
Dividend Paid Per Share								$ 0.06
Dividend Approval Date								Aug 19, 2013
Dividend Payment Date						Jul 3, 2013	Aug 13, 2013	Sep 26, 2013
Dividend Record Date								Sep 18, 2013
Vessel Acquisitions
Vessels Acquired	36 dry barges, including an option on the construction of an additional 36 barges under the same terms and conditions		one 2006-built Panamax vessel and three 2005-built Panamax vessels
Acquisition Agreement Date	Aug 5, 2013		Jul 9, 2013
Aggregate Puchase Price	19,080		66,000
Payments For Construction In Process			6,600
Deposit Paid, Percentage of Aggregate Purchase Price			10.00%
Vessel Expected Delivery	first quarter of 2014		third quarter of 2013
Business Acquisition
Percentage of Noncontrolling Interest Acquired		49.00%
Additions Investments in Affiliates		$ 750		$ 111,495	$ 1,472
Number of Installments		3
Final Payment Date		Jan 15, 2014